ESC STRATEGIC FUNDS
--------------------------------------------------------------------------------
                                                                    May 20, 1998

Dear Shareholder:

We are pleased to present the March 31, 1998 annual report for the ESC Strategic Funds, Inc. (the "Funds"). This report is our opportunity to inform you of the progress of the Funds, to discuss expectations and to express our sincere gratitude for your investment and confidence in our effort.

1997 was the continuation of significant developments for the Funds. As a result of the merger between SunTrust Banks and Equitable Securities Corporation which resulted in the formation of SunTrust Equitable Securities, BISYS assumed the role of Distributor of the Funds. This change in distributorship was essential under regulatory requirements which dictate that banks and bank owned entities cannot distribute their own funds. The Funds also added another fund to the family with the successful launch of the ESC Strategic Value Fund. Unlike some of the well known value funds which are oriented toward the largest capitalization stocks with numerous holdings therein, the Value Fund concentrates on seeking the most compelling value opportunities emphasizing individual stock selections over broad sector or industry themes. Also, the ESC Strategic Growth Fund, launched in 1997, continued to advance in terms of asset growth and in terms of performance against relevant benchmarks. In 1997 we closed access to new investors to the ESC Strategic Small Cap Fund. This was done solely for the purpose of protecting prospects of future performance. It is essential that this Fund maintain the ability to invest in the shares of any small capitalization company and not be hindered by assets under management which could become too great and therefore inhibit the Fund's ability. We feel so strongly about this that we anticipate taking similar actions with both the Growth and Value Funds as they approach certain asset levels. Lastly, just as the previous fiscal year was benchmarked with surpassing $200 million in assets, this most recent year ended with the approach of $300 million. This growth improves economies of scale, thus reducing further Fund expenses as a percent of assets, which ultimately has a direct impact upon the Fund's performance.

The ESC Strategic Funds are comprised of a Multiple Manager Series and a Single Manager Series. This report addresses the progress of each series and each specific Fund.

MULTIPLE MANAGER SERIES

Each Fund in this series is diversified across several counter-balancing, yet compatible, investment styles. This strategy is operated to provide that a successful manager, which runs the risk of being over-valued by way of superior market appreciation, does not become over-weighted within a particular fund and that an under-performing manager is able to receive additional cash to invest in advance of potentially returning to favor. Unlike some funds which attempt to anticipate trends, the Multiple Manager Series adheres to a consistent strategy of maintaining target allocations to each manager and respective market sectors.

ESC STRATEGIC INCOME FUND achieved a total return on Class A shares, without sales load, of 8.18% during the twelve months ended March 31, 1998 as compared to 7.65% for the Lipper Global Income Fund Index and 5.38% for the Salomon World Government Index.

The past twelve months were a period of great divergence in world bond markets. The developed markets of the United States and Western Europe were generally positive. The U.S. benefited from continued low inflation and, with respect to producer prices, the very possible prospect of deflation. Europe finally caught a glimpse of the benefits of enhanced competition of the free market system and government austerity with the approach of the European Union and the requirements thereof. Conversely, several Asian countries experienced real deflation as their currencies collapsed the first of which occurred in Thailand.

Despite this divergence within world currencies, the Income Fund was able to maintain stability by way of careful and arduous attention to security and sector selection analysis.

ESC STRATEGIC APPRECIATION FUND gained on Class A shares, without sales load, 46.73% during the twelve months ended March 31, 1998, as compared to 41.60% and 47.98% for the Lipper Capital Appreciation Index and the S&P 500, respectively.

The past year witnessed the continuation of the largest capitalization stocks. The result is increased valuation of this market sector at a time when corporate earnings of these companies is expected to slow. Accordingly, we are confident in the diversified strategy employed by the Fund which rebalances from the most appreciated, resultingly over-weighted, presumably over-valued sectors toward those which are under-weighted and presumably under-valued. Eventually, we believe values will revert to the mean, thus improving prospects for performance.

ESC STRATEGIC GLOBAL EQUITY FUND returned on Class A shares, without sales load, 22.24% during the twelve months ended March 31, 1998 while the Lipper Global Index and FTA World Index gained 27.18% and 29.22%, respectively.

Investors continued to grow increasingly wary of international markets given recent difficulty in Asia, the 1995 problems in Latin America and continued strength and resulting ebullience in the U.S. Meanwhile, the result is appealing valuations outside of the U.S. Ultimately, we believe valuations will revert to the mean which means, in our view, that the international markets should provide the basis for appreciation in the future.

SINGLE MANAGER SERIES

This series utilizes a single management firm approach to seek to provide investors access to more focused portfolio disciplines.

ESC STRATEGIC SMALL CAP FUND returned on Class A shares, without sales load, 40.64% during the twelve months ended March 31, 1998, as compared to 40.61% for the Lipper Small Cap Index and 40.32% for the Russell 2000 without income.

The Fund seeks fundamentally sound companies generating historically consistently superior earnings growth rather than competing with the legions of analysts and economists attempting to determine the next direction of the economy or other vague macro-economic trends. Investor confusion combined with a lack of sustained diligence on the part of Wall Street continues to create opportunities which seem to present themselves at an accelerating pace. We attribute this also to the nature of the small cap end of the spectrum which benefits from the greatest entrance of companies to the public marketplace which includes the introduction of new management techniques, new technologies and new distribution strategies in addition to other significant competitive advantages.

As mentioned in last year's report, this Fund was closed to new investors as assets surpassed $100 million in assets in order to protect the viability of the Fund. We consider this an essential step that all mutual funds should consider given that the liquidity of any market sector, no matter how great or dynamic, is finite. Accordingly, we remain confident in the prospects for the ESC Strategic Small Cap Fund.

ESC STRATEGIC GROWTH FUND returned on Class A shares, without sales load, 48.92% as compared to the Lipper Small Cap Index of 40.61%, the Russell 2000 Index without income of 40.32% and the S&P Mid Cap of 47.11%.

This Fund and the Small Cap Fund are managed by the same investment teams. The Small Cap Fund can invest only in companies with small market capitalizations. The Growth Fund has more flexibility. However, the Growth Fund is not designed as either a mid-cap or large cap fund. In fact, management of the Fund has used the flexibility of this Fund to invest in a greater number of stocks with smaller market capitalizations than that of the Small Cap Fund. Meanwhile, growth of the overall public market in terms of market capitalization and sheer number of public companies, has allowed the Fund to identify compelling investments in stocks with slightly larger market capitalizations.

The Board of the ESC Strategic Funds anticipates taking action similar to that imposed on the Small Cap Fund whereby access to new investors will be limited if Fund assets continue to grow to a level which could threaten Fund liquidity in the smallest capitalization stocks.

ESC STRATEGIC VALUE FUND was launched in May 1997. The Fund returned 16.47% from inception to March 31, 1998 as compared to 33.85% for the Lipper Small Company Growth Index and 33.49% for the Russell 2000 without Income.

This Fund emphasizes stock selection of individual companies as the means to enhance performance. Currently, the Fund is oriented toward the small capitalization sector where the greatest opportunities abound. While the Fund finds this sector appealing, management of the Fund seeks specific company situations which are expected to be recognized by the market as a result of a pre-identified catalyst. Accordingly, the Fund may not perform in tandem with any certain index or the market though management seeks superior performance over time.

As mentioned with the Growth Fund, the Board of the ESC Strategic Funds also anticipates limiting access to the Value Fund in order to maintain viability for the benefit of shareholders.

We appreciate your interest in the ESC Strategic Funds and invite all questions and comments. For more complete information, including management fees and expenses in addition to the unique risks involved with investing in the international markets and small capitalization stocks, please call 1-800-372-3360 for a prospectus and read it carefully before investing in any of the Funds.

                                               Sincerely,

                                               W. Howard Cammack, Jr.
                                               Chairman

                      ESC STRATEGIC FUNDS, INC. (CLASS A)

INCOME FUND

     A $10,000 investment at
the Fund's inception, in the
Income Fund, Class A, with a
maximum sales load of 4.50%
would have increased to
$12,170 (as of March 31,
1998). The graph to the right
shows how this compares to our
benchmark over the same
period. Total return for the
life of the Fund was 21.70%,
reflecting the sales load.
Without the sales load, the
return would have been 27.44%.
Lipper indices do not reflect
sales loads. All other indices
do not reflect sales loads or
Fund expenses.
                                              (Income Fund Fund Graph)

                                                                                      VALUE AT
                                                    AVERAGE ANNUAL TOTAL RETURN         3/98     1 YEAR   SINCE INCEPTION
                                                    ---------------------------       --------   ------   ---------------
                                                Income Fund.........................   12,170     3.31%        5.15%
                                                Lipper Global Income Index..........   13,503     7.65%        7.99%
                                                Weighted Index*.....................   14,076    10.68%        9.14%

* 1/3 Merrill High Yield
  Index, 1/3 Salomon Broad
  Index, 1/3 Salomon World
  Govt. Index

GLOBAL EQUITY FUND

     A $10,000 investment at
the Fund's inception, in the
Global Equity Fund, Class A,
with a maximum sales load of
4.50% made on the inception
date would have increased to
$14,349 (as of March 31,
1998). The graph to the right
shows how this compares to our
benchmark over the same
period. Total return for the
life of the Fund was 43.49%,
reflecting the sales load.
Without the sales load, the
return would have been 50.25%.
Lipper indices do not reflect
sales loads. All other indices
do not reflect sales loads or
Fund expenses.
                                             (Global Equity Fund Graph)

                                                                                      VALUE AT
                                                    AVERAGE ANNUAL TOTAL RETURN         3/98     1 YEAR   SINCE INCEPTION
                                                    ---------------------------       --------   ------   ---------------
                                                Global Equity Fund..................   14,349    16.74%        9.73%
                                                Lipper Global Index.................   17,244    27.18%       15.02%
                                                FTA World Index.....................   16,852    29.22%       14.38%

     Past performance is not predictive of future performance. Investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     The performance of the Income Fund is measured against the Lipper Global Income Index, an equally weighted benchmark composed of mutual funds and the Weighted Index, a blended index.

     The performance of the Global Equity Fund is measured against the Lipper Global Index, an equally weighted benchmark composed of mutual funds and the FTA World Index, an international index.

     International investing involves increased risk and volatility.

SMALL CAP FUND

     A $10,000 investment at
the Fund's inception, in the
Small Cap Fund, Class A, with
a maximum sales load of 4.50%
would have increased to
$25,917 (as of March 31,
1998). The graph to the right
shows how this compares to our
benchmark over the same
period. Total return for the
life of the Fund was 159.17%,
reflecting the sales load.
Without the sales load, the
return would have been
171.38%. Lipper indices do not
reflect sales loads. All other
indices do not reflect sales
loads or Fund expenses.
                                               (Small Cap Fund Graph)

                                                                                      VALUE AT
                                                    AVERAGE ANNUAL TOTAL RETURN         3/98     1 YEAR   SINCE INCEPTION
                                                    ---------------------------       --------   ------   ---------------
                                                Small Cap Fund......................   25,917    34.31%       28.36%
                                                Lipper Small Cap Index..............   19,807    40.61%       19.62%
                                                Russell 2000 w/out Income...........   19,100    40.32%       18.49%
                                                NASDAQ Industrials..................   18,142    33.77%       16.90%

APPRECIATION FUND

     A $10,000 investment at
the Fund's inception, in the
Appreciation Fund, Class A,
with a maximum sales load of
4.50% would have increased to
$21,487 (as of March 31,
1998). The graph to the right
shows how this compares to our
benchmark over the same
period. Total return for the
life of the Fund was 114.87%,
reflecting the sales load.
Without the sales load, the
return would have been
125.00%. Lipper indices do not
reflect sales loads. All other
indices do not reflect sales
loads of Fund expenses.
                                             (Appreciation Fund Graph)

                                                                                      VALUE AT
                                                    AVERAGE ANNUAL TOTAL RETURN         3/98     1 YEAR   SINCE INCEPTION
                                                    ---------------------------       --------   ------   ---------------
                                                Appreciation Fund...................   21,487    40.13%       22.71%
                                                Lipper Capital Appreciation Index...   21,325    41.60%       22.49%
                                                S&P Midcap 400......................   22,335    47.11%       24.01%
                                                S&P 500.............................   26,832    47.98%       30.26%

     Past performance is not predictive of future performance. Investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     The performance of the Small Cap Fund is measured against the Lipper Small Cap Index, an equally weighted benchmark composed of mutual funds, the Russell 2000 Index, an unmanaged index of small-cap growth stocks and the NASDAQ Industrials generally representative of the performance of small companies in the U.S. stock market.

     The performance of the Appreciation Fund is measured against the Lipper Capital Appreciation Index, an equally weighted benchmark composed of mutual funds, the S&P Midcap 400, and the S&P 500, which are both unmanaged indices generally representative of the U.S. stock market.

     Small capitalization funds typically carry additional risks since smaller companies generally have a higher risk of failure.

GROWTH FUND

     A $10,000 investment at
the Fund's inception, in the
Growth Fund, Class A, with a
maximum sales load of 4.50%
would have increased to
$13,710 (as of March 31,
1998). The graph to the right
shows how this compares to our
benchmark over the same
period. Total return for the
life of the Fund was 37.10%,
reflecting the sales load.
Without the sales load, the
return would have been 43.56%.
Lipper indices do not reflect
sales loads. All other indices
do not reflect sales loads of
Fund expenses.
                                                (Growth Fund Graph)

                                                                                      VALUE AT
                                                    AVERAGE ANNUAL TOTAL RETURN         3/98     1 YEAR   SINCE INCEPTION
                                                    ---------------------------       --------   ------   ---------------
                                                Growth Fund.........................   13,710    42.21%       30.96%
                                                Lipper Small Cap Index..............   12,569    40.61%       21.48%
                                                Russell 2000 w/out Income...........   13,116    40.32%       25.98%

VALUE FUND

     A $10,000 investment at
the Fund's inception, in the
Value Fund, Class A. With a
maximum sales load of 4.50%
would have increased to
$11,123 (as of March 31,
1998). The graph to the right
shows how this compares to our
benchmark over the same
period. Total return for the
life of the Fund was 11.23%,
reflecting the sales load.
Without the sales load, the
return would have been 16.47%.
Lipper indices do not reflect
sales loads. All other indices
do not reflect sales loads or
Fund expenses.
                                               l'(Value Fund Graph)'

                                                                                              VALUE AT   SINCE INCEPTION
                                                           AGGREGATE TOTAL RETURN               3/98        (5/7/97)
                                                           ----------------------             --------   ---------------
                                                Value Fund..................................   11,123        11.23%
                                                Lipper Small Co. Growth Index...............   13,385        33.85%
                                                Russell 2000 w/out Income...................   13,349        33.49%

     Past performance is not predictive of future performance. Investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     The performance of the Growth Fund is measured against the Lipper Small Cap Index, an equally weighted benchmark composed of mutual funds and the Russell 2000 index, an unmanaged index of small cap growth stocks.

     The performance of the Value Fund is measured against the Lipper Small Co. Growth Index, an equally weighted benchmark composed of mutual funds and the Russell 2000 Index, an unmanaged index of small cap growth stocks.

     Small capitalization funds typically carry additional risks since smaller companies generally have a higher risk of failure.

                      ESC STRATEGIC FUNDS, INC. (CLASS D)

INCOME FUND

     A $10,000 investment at
the Fund's inception, in the
Income Fund, Class D, with a
maximum sales load of 1.50%
would have increased to
$12,299 (as of March 31,
1998). The graph to the right
shows how this compares to our
benchmark over the same
period. Total return for the
life of the Fund was 22.99%.
Without the sales load, the
return would have been 24.87%.
Lipper indices do not reflect
sales loads. All other indices
do not reflect sales loads or
Fund expenses.
                                                (Income Fund Graph)

                                                                                      VALUE AT
                                                    AVERAGE ANNUAL TOTAL RETURN         3/98     1 YEAR   SINCE INCEPTION
                                                    ---------------------------       --------   ------   ---------------
                                                Income Fund.........................   12,299     6.03%        5.44%
                                                Lipper Global Income Index..........   13,503     7.65%        7.99%
                                                Weighted Index*.....................   14,076    10.68%        9.14%

* 1/3 Merrill High Yield
  Index, 1/3 Salomon Broad
  Index, 1/3 Salomon World
  Govt. Index

GLOBAL EQUITY FUND

     A $10,000 investment at
the Fund's inception, in the
Global Equity Fund, Class D,
with a maximum sales load of
1.50% would have increased to
$14,539 (as of March 31,
1998). The graph to the right
shows how this compares to our
benchmark over the same
period. Total return for the
life of the Fund was 45.39%.
Without the sales load, the
return would have been 47.60%.
Lipper indices do not reflect
sales loads. All other indices
do not reflect sales loads or
Fund expenses.
                                             (Global Equity Fund Graph)

                                                                                      VALUE AT
                                                    AVERAGE ANNUAL TOTAL RETURN         3/98     1 YEAR   SINCE INCEPTION
                                                    ---------------------------       --------   ------   ---------------
                                                Global Equity Fund..................   14,539    20.26%       10.11%
                                                Lipper Global Index.................   17,244    27.18%       15.02%
                                                FTA World Index.....................   16,852    29.22%       14.38%

     Past performance is not predictive of future performance. Investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     The performance of the Income Fund is measured against the Lipper Global Income Index, an equally weighted benchmark composed of mutual funds and the Weighted Index, a blended index.

     The performance of the Global Equity Fund is measured against the Lipper Global Index, an equally weighted benchmark composed of mutual funds and the FTA World Index, an international index.

     International investing involves increased risk and volatility.

SMALL CAP FUND

     A $10,000 investment at
the Fund's inception, in the
Small Cap Fund. Class D with a
maximum sales load of 1.50%
would have increased to
$26,411 (as of March 31,
1998). The graph to the right
shows how this compares to our
benchmark over the same
period. Total return for the
life of the Fund was 164.11%.
Without the sales load, the
return would have been
168.13%. Lipper indices do not
reflect sales loads. All other
indices do not reflect sales
loads or Fund expenses.
                                               (Small Cap Fund Graph)

                                                                                      VALUE AT
                                                    AVERAGE ANNUAL TOTAL RETURN         3/98     1 YEAR   SINCE INCEPTION
                                                    ---------------------------       --------   ------   ---------------
                                                Small Cap Fund......................   26,411    38.37%       29.00%
                                                Lipper Small Cap Index..............   19,807    40.61%       19.62%
                                                Russell 2000 w/out Income...........   19,100    40.32%       18.49%
                                                NASDAQ Industrials..................   18,142    33.77%       16.90%

APPRECIATION FUND

     A $10,000 investment at
the Fund's inception, in the
Appreciation Fund, Class D,
with a maximum sales load of
1.50% would have increased to
$21,899 (as of March 31,
1998). The graph to the right
shows how this compares to our
benchmark over the same
period. Total return for the
life of the Fund was 118.99%.
Without the sales load, the
return would have been
122.32%. Lipper indices do not
reflect sales loads. All other
indices do not reflect sales
loads or Fund expenses.
                                             (Appreciation Fund Graph)

                                                                                      VALUE AT
                                                    AVERAGE ANNUAL TOTAL RETURN         3/98     1 YEAR   SINCE INCEPTION
                                                    ---------------------------       --------   ------   ---------------
                                                Appreciation Fund...................   21,899    44.56%       23.34%
                                                Lipper Capital Appreciation Index...   21,325    41.60%       22.49%
                                                S&P Midcap 400......................   22,335    47.11%       24.01%
                                                S&P 500.............................   26,832    47.98%       30.26%

     Past performance is not predictive of future performance. Investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     The performance of the Small Cap Fund is measured against the Lipper Small Cap Index, an equally weighted benchmark composed of mutual funds, the Russell 2000 Index, an unmanaged index of small-cap growth stocks and the NASDAQ Industrials generally representative of the performance of small companies in the U.S. stock market.

     The performance of the Appreciation Fund is measured against the Lipper Capital Appreciation Index, an equally weighted benchmark composed of mutual funds, the S&P Midcap 400, and the S&P 500, which are both unmanaged indices generally representative of the U.S. stock market.

     Small capitalization funds typically carry additional risks since smaller companies generally have a higher risk of failure.

GROWTH FUND

     A $10,000 investment at
the Fund's inception, in the
Growth Fund, Class D, with a
maximum sales load of 1.50%
would have increased to
$14,070 (as of March 31,
1998). The graph to the right
shows how this compares to our
benchmark over the same
period. Total return for the
life of the Fund was 40.70%.
Without the sales load, the
return would have been 42.84%.
Lipper indices do not reflect
sales loads. All other indices
do not reflect sales loads or
Fund expenses.
                                                (Growth Fund Graph)

                                                                                      VALUE AT
                                                    AVERAGE ANNUAL TOTAL RETURN         3/98      1 YEAR   SINCE INCEPTION
                                                    ---------------------------       ---------   ------   ---------------
                                                Growth Fund.........................    14,070    46.10%       33.89%
                                                Lipper Small Cap Index..............    12,569    40.61%       21.48%
                                                Russell 2000 w/out Income...........    13,116    40.32%       25.98%

VALUE FUND

     A $10,000 investment at
the Fund's inception, in the
Value Fund, Class D, with a
maximum sales load of 1.50%
would have increased to
$11,421 (as of March 31,
1998). The graph to the right
shows how this compares to our
benchmark over the same
period. Total return for the
life of the Fund was 14.21%,
reflecting the sales load.
Without the sales load, the
return would have been 15.95%.
Lipper indices do not reflect
sales loads. All other indices
do not reflect sales loads or
Fund expenses.
                                            l'(Aggregate Total Return)'

                                                                                              VALUE AT   SINCE INCEPTION
                                                           AGGREGATE TOTAL RETURN               3/98        (5/7/97)
                                                           ----------------------             --------   ---------------
                                                Value Fund..................................   11,421        14.21%
                                                Lipper Small Co. Growth Index...............   13,385        33.85%
                                                Russell 2000 w/out Income...................   13,349        33.49%

     Past performance is not predictive of future performance. Investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     The performance of the Growth Fund is measured against the Lipper Small Cap Index, an equally weighted benchmark composed of mutual funds and the Russell 2000 index, an unmanaged index of small cap growth stocks.

     The performance of the Value Fund is measured against the Lipper Small Co. Growth Index, an equally weighted benchmark composed of mutual funds and the Russell 2000 Index, an unmanaged index of small cap growth stocks.

ESC STRATEGIC FUNDS, INC.
ESC STRATEGIC INCOME FUND* *
Portfolio of Investments -- March 31, 1998

  CREDIT
 RATING #                         PRINCIPAL/       MARKET
(UNAUDITED)                         SHARES          VALUE
-----------                       ----------       ------
             CORPORATE OBLIGATIONS -- 57.9%
             BANKING & FINANCIAL SERVICES --
               3.3%
Aaa/AAA      European Investment
               Bank,
               6.88%, 6/16/2009.. $  310,000     $   329,361
Aa3/AA-      Norwest Financial,
               Inc.,
               6.38%, 12/1/2007..    500,000         499,468
                                                 -----------
                                                     828,829
                                                 -----------
             BANKS -- 3.8%
Aaa/AAA      Export/Import Bank
               of Japan,
               2.88%, 7/28/2005.. 40,000,000(a)      324,144
B3/B         First Nationwide
               Holdings,
               12.50%,4/15/2003..    175,000         199,500
Aaa/AAA      Japan Development
               Bank,
               6.50%, 9/20/2001.. 48,000,000(a)      427,803
                                                 -----------
                                                     951,447
                                                 -----------
             BASIC INDUSTRY -- 0.9%
B3/B-        Gray Communications
               Systems,
               10.63%, 10/1/2006,
               Callable 10/1/2001
               @ 105.31..........    200,000         219,000
                                                 -----------
             BEVERAGES -- 2.0%
A1/A+        Anheuser Busch Cos.,
               6.90%, 10/2/2002..    500,000         503,863
                                                 -----------
             BROADCASTING -- 2.3%
B3/B-        Allbritton
               Communications,
               9.75%,
               11/30/2007........    290,000         305,225
B2/B         Intermedia Capital
               Partners,
               11.25%, 8/1/2006..    250,000         281,250
                                                 -----------
                                                     586,475
                                                 -----------
             CABLE -- 1.1%
B1/B         Helicon Group, Inc.,
               11.00%,
               11/1/2003.........    250,000         269,375
                                                 -----------
             CHEMICALS -- 1.2%
NR/B+        Pioneer Americas
               Acquisition,
               9.25%, 6/15/2007..    290,000         296,525
                                                 -----------

  CREDIT
 RATING #                         PRINCIPAL/       MARKET
(UNAUDITED)                         SHARES          VALUE
-----------                       ----------       ------
             CONSUMER GOODS & SERVICES --
               2.0%
Aa2/AA       Wal-Mart,
               6.75%, 5/15/2002..    500,000     $   511,260
                                                 -----------
             CONSUMER GROUPS -- 1.4%
B1/B+        Chiquita Brands,
               9.63%, 1/15/2004..    250,000         265,313
B1/BB-       Fleming Companies,
               Inc.,
               10.63%,
               12/15/2001........     89,000          94,896
                                                 -----------
                                                     360,209
                                                 -----------
             ELECTRIC UTILITY -- 1.4%
Aa1/NA       Kyushu Electric
               Power Company,
               7.25%, 5/16/2007..    340,000         359,912
                                                 -----------
             ENTERTAINMENT -- 1.1%
B3/B-        Plitt Theatres,
               Inc.,
               10.88%,
               6/15/2004.........    250,000         271,875
                                                 -----------
             FINANCIAL & INSURANCE -- 2.0%
Aa3/AA-      Merrill Lynch,
               6.00%, 2/12/2003..    500,000         495,916
                                                 -----------
             FINANCIAL SERVICES -- 2.0%
A2/A         Household Finance
               Corp.,
               6.88%, 3/1/2007...    500,000         509,144
                                                 -----------
             FOOD PRODUCTS -- 1.1%
B3/B-        Envirodyne
               Industries,
               10.25%,
               12/1/2001.........    290,000         288,913
                                                 -----------
             FOREST PRODUCTS & PAPERS --
               2.1%
B1/BB-       Doman Industries
               Ltd.,
               8.75%, 3/15/2004..    282,000         280,238
B3/B         Pacific Lumber Co.,
               10.50%, 3/1/2003..    250,000         257,500
                                                 -----------
                                                     537,738
                                                 -----------
             GENERAL INDUSTRIES &
               MANUFACTURING -- 2.4%
B1/B+        Dawson Production
               Services,
               9.38% 2/1/2007....    290,000         297,975
B3/B         Envirosource, Inc.,
               9.75%, 6/15/2003..    290,000         295,800
                                                 -----------
                                                     593,775
                                                 -----------

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
ESC STRATEGIC INCOME FUND* *
Portfolio of Investments (continued) -- March 31, 1998

  CREDIT
 RATING #                         PRINCIPAL/       MARKET
(UNAUDITED)                         SHARES          VALUE
-----------                       ----------       ------
             CORPORATE OBLIGATIONS
               (CONTINUED)
             HOTELS & GAMING -- 0.8%
B1/B+        Horseshoe Gaming,
               LLC,
               12.75%,
               9/30/2000.........    180,000     $   199,800
                                                 -----------
             INDUSTRIAL GOODS & SERVICES --
               4.9%
A2/A         American Home
               Products,
               6.50%,
               10/15/2002........    500,000         507,540
Caa2/CCC+    Ameritruck
               Distribution,
               12.25%,
               11/15/2005,
               Callable
               11/15/2000 @
               106.25............    290,000         272,600
Aa3/AA-      Campbell Soup Co.,
               5.63%, 9/15/2003..    500,000         490,104
                                                 -----------
                                                   1,270,244
                                                 -----------
             INDUSTRIALS -- 4.1%
B3/B+        Delta Mills, Inc.,
               9.63%, 9/1/2007...    290,000         298,700
A1/A+        Nike, Inc., 6.38%,
               12/1/2003.........    500,000         504,193
B3/B-        Outdoor
               Communications,
               Inc.,
               9.25%, 8/15/2007..    230,000         239,775
                                                 -----------
                                                   1,042,668
                                                 -----------
             MANUFACTURING-CONSUMER
               GOODS -- 2.1%
B3/B         Hartmarx Corp.,
               10.88%,
               1/15/2002.........    250,000         257,500
B3/B-        International Wire
               Group,
               11.75%, 6/1/2005..    250,000         277,500
                                                 -----------
                                                     535,000
                                                 -----------
             OIL & GAS -- 3.0%
NR/NR        Cliffs Drilling Co.,
               10.25%,
               5/15/2003.........    250,000         270,625
B3/B-        Kelley Oil & Gas
               Corporation,
               10.38%,
               10/15/2006,
               Callable
               10/15/2001 @
               105.19............    160,000         166,400

  CREDIT
 RATING #                         PRINCIPAL/       MARKET
(UNAUDITED)                         SHARES          VALUE
-----------                       ----------       ------
B2/B         Plains Resources,
               Inc.,
               10.25%,
               3/15/2006.........    290,000     $   311,750
                                                 -----------
                                                     748,775
                                                 -----------
             OIL & GAS TRANSMISSION -- 0.9%
B2/B+        Petroleum Heat &
               Power,
               12.25%, 2/1/2005..    245,000         229,075
                                                 -----------
             PAPER PRODUCTS -- 1.1%
B2/B         Stone Container,
               Inc.,
               9.88%, 2/1/2001...    273,000         278,119
                                                 -----------
             RADIO & TV -- 1.1%
B2/B         JCAC, Inc.,
               10.13%,
               6/15/2006.........    250,000         275,312
                                                 -----------
             TELECOMMUNICATIONS -- 3.2%
A2/A         Lucent Technologies,
               Inc.,
               6.90%, 7/15/2001..    500,000         513,706
Caa2/CCC     Phonetel
               Technologies,
               12.00%,
               12/15/2006,
               Callable12/15/2001
               @ 106.............    290,000         290,000
                                                 -----------
                                                     803,706
                                                 -----------
             TIRE & RUBBER -- 1.3%
B2/B         Applied Extrusion
               Tech.,
               11.50%, 4/1/2002..    300,000         318,000
                                                 -----------
             TRANSPORTATION -- 1.3%
B3/B-        Greyhound Lines,
               11.50%,
               4/15/2007.........    290,000         322,625
                                                 -----------
             UTILITIES -- 2.0%
A1/A+        Consolidated Edison,
               6.63%, 2/1/2002...    500,000         508,645
                                                 -----------
             UTILITIES -- ELECTRICAL & GAS--
               2.0%
Baa1/BBB+    Texas Utilities,
               6.75%, 3/1/2003...    500,000         510,868
                                                 -----------
             TOTAL CORPORATE
               OBLIGATIONS
               (COST
               $14,456,331)......                 14,627,093
                                                 -----------
             FOREIGN GOVERNMENT BONDS --
               24.0%
             AUSTRIA -- 1.5%

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
ESC STRATEGIC INCOME FUND* *
Portfolio of Investments (continued) -- March 31, 1998

  CREDIT
 RATING #                         PRINCIPAL/       MARKET
(UNAUDITED)                         SHARES          VALUE
-----------                       ----------       ------
             FOREIGN GOVERNMENT BONDS
               (CONTINUED)
Aaa/AAA      Republic of Austria,
               8.25%, 1/5/2005...    340,000     $   377,965
                                                 -----------
             CANADA -- 2.8%
Aa2/AA+      Province of Alberta,
               7.00%, 2/18/2003..    340,000         353,038
Aa3/AA-      Province of Ontario,
               6.00%, 2/21/2006..    370,000         365,649
                                                 -----------
                                                     718,687
                                                 -----------
             FINLAND -- 1.5%
Aa1/AA       Republic of Finland,
               7.88%, 7/28/2004..    340,000         373,812
             GERMANY -- 6.8%
Aaa/NR       Deutcshland,
               2.95%, 4/6/2000...  1,770,000(b)      954,994
Aaa/NA       Deutschland
               Republic,
               6.50%, 7/4/2027...  1,220,000(b)      755,748
                                                 -----------
                                                   1,710,742
                                                 -----------
             ITALY -- 1.5%
Aa3/AA       Republic of Italy,
               7.00%, 9/18/2001..    360,000         370,700
                                                 -----------
             JAPAN -- 1.5%
NA/NA        Japan Highway Public
               Corporation,
               6.88%,
               11/27/2006........    360,000         373,847
                                                 -----------
             SWEDEN -- 1.8%
Aa1/NR       Sweden Government,
               10.25%, 5/5/2003..  3,000,000(c)      461,070
                                                 -----------
             UNITED KINGDOM -- 6.6%
Aaa/NA       United Kingdom
               Treasury,
               4.00%, 1/28/2000..    910,000(d)      977,258
Aaa/NA       United Kingdom
               Treasury,
               7.50%, 12/7/2006..    375,000(e)      692,736
                                                 -----------
                                                   1,669,994
                                                 -----------
             TOTAL FOREIGN
               GOVERNMENT BONDS
               (COST
               $6,054,120).......                  6,056,817
                                                 -----------

  CREDIT
 RATING #                         PRINCIPAL/       MARKET
(UNAUDITED)                         SHARES          VALUE
-----------                       ----------       ------
             PREFERRED STOCKS -- 1.4%
             CABLE -- 1.4%
B2/BB-       CSC Holdings,
               11.13%............      3,009     $   343,778
                                                 -----------
             TOTAL PREFERRED
               STOCKS
               (COST $334,530)...                    343,778
                                                 -----------
             U.S. TREASURY NOTES -- 1.8%
             U. S. Treasury
               Notes,
               6.13%, 8/15/2007.. $  435,000         447,099
                                                 -----------
             TOTAL U.S. TREASURY
               NOTES
               (COST $435,391)...                    447,099
                                                 -----------
             SHORT-TERM INVESTMENTS -- 13.5%
             CASH SWEEP ACCOUNT -- 0.0%
             Chase Bank..........      8,895           8,895
                                                 -----------
             REPURCHASE AGREEMENTS -- 11.8%
             Investors Fiduciary
               Trust Co.
               4.25%, dated
               3/31/1998 and
               maturing 4/1/1998
               with a maturity
               value of $774,277.
               (Collateralized by
               $765,000 U.S.
               Treasury Bill,
               6.38%, due
               4/30/1999 with a
               market value of
               $791,319).........    774,185         774,185
                                                 -----------
             Investors Fiduciary
               Trust Co.
               4.25%, dated
               3/31/1998 and
               maturing 4/1/1998
               with a maturity
               value of
               $2,203,874.
               (Collateralized by
               $1,780,000 U.S.
               Treasury Bond,
               8.13%, due
               8/15/2021 with a
               market value of
               $2,250,922).......  2,203,614       2,203,614
                                                 -----------
                                                   2,977,799
                                                 -----------

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
ESC STRATEGIC INCOME FUND* *
Portfolio of Investments (continued) -- March 31, 1998

  CREDIT
 RATING #                         PRINCIPAL/       MARKET
(UNAUDITED)                         SHARES          VALUE
-----------                       ----------       ------
             SHORT-TERM INVESTMENTS (CONTINUED)
             TIME DEPOSIT -- 1.7%
             Edinburgh Overnight
               Time Deposit,
               5.63%, 4/1/1998...    430,314     $   430,314
                                                 -----------
             TOTAL SHORT-TERM
               INVESTMENTS
               (COST
               $3,417,008).......                  3,417,008
                                                 -----------
             TOTAL INVESTMENTS --
               98.6%
               (COST
               $24,697,380)(1)...                 24,891,795
             Other Assets and
               Liabilities
               (Net) -- 1.4%                         344,439
                                                 -----------
             NET ASSETS -- 100.0%...........     $25,236,234
                                                 ===========


 RATING #                         PRINCIPAL/       MARKET
(UNAUDITED)                         SHARES          VALUE
-----------                       ----------       ------
Percentages indicated are based on net assets.
(1) The cost of securities for Federal income tax purposes
    is substantially the same.
#  See page 22 for Credit Ratings.
** See page 22 for Concentration by Country.

Principal denominated in U.S. Dollars unless indicated by the following currencies:
(a) Japanese Yen
(b) German Mark
(c) Swedish Krona
(d) European Currency Unit
(e) British Pound

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
ESC STRATEGIC GLOBAL EQUITY FUND**
Portfolio of Investments -- March 31, 1998

                                                  MARKET
 SHARES                              COST          VALUE
 ------                           -----------   -----------
           COMMON STOCKS -- 95.4%
           AEROSPACE & MILITARY TECHNOLOGY --
             0.4%
    2,150  British Aerospace
             PLC ................ $    44,706   $    70,856
                                  -----------   -----------
    2,400  AUTO RELATED -- 0.6%
           Arvin Industries,
             Inc.................      89,384        98,250
                                  -----------   -----------
           AUTOMOTIVE -- 2.3%
    4,500  Navistar International
             Corp.*..............      99,752       157,500
   21,000  Nissan Motors
             Company.............     131,444        80,314
    2,100  PACCAR, Inc...........      75,603       125,081
                                  -----------   -----------
                                      306,799       362,895
                                  -----------   -----------
           BANKING -- 8.2%
   11,816  Allied Irish Banks
             PLC.................      56,263       145,435
    2,900  Banco Frances Del Rio
             de La Plata, S.A.,
             ADR.................      65,399        87,363
    2,290  Banque Nationale de
             Paris...............     115,492       177,968
    2,500  Barclays PLC, ORD.....      63,615        74,813
    5,000  Commonwealth Bank of
             Australia...........      50,681        59,561
    6,000  Dai-Ichi Kangyo
             Bank................      71,102        43,644
      200  First Empire State
             Corp................      72,973        99,975
    2,850  Imperial Bancorp*.....      87,901        91,912
    1,800  Popular, Inc..........      45,892       105,638
    3,500  Standard Bank.........     159,282       212,130
    9,000  Sumitomo Bank Ltd.....     144,320        91,788
    1,200  Union Bank San
             Francisco...........      74,798       119,700
                                  -----------   -----------
                                    1,007,718     1,309,927
                                  -----------   -----------
           BEVERAGES -- 0.6%
    4,000  Embotelladora Andina,
             ADR.................      93,237        92,000
                                  -----------   -----------
           BUILDING MATERIALS -- 2.0%
    2,400  Texas Industries,
             Inc.................      94,579       138,750
    2,100  USG Corp.*............      76,161       113,794
    8,400  Williams Holdings
             PLC.................      47,671        66,606
                                  -----------   -----------
                                      218,411       319,150
                                  -----------   -----------
           CHEMICALS -- 0.4%
    1,600  Quimica y Minera Chile
             S.A., ADR...........      71,038        70,400
                                  -----------   -----------

                                                  MARKET
 SHARES                              COST          VALUE
 ------                           -----------   -----------
           COMMERCIAL SERVICES -- 0.5%
    2,900  Billing Information
             Concepts*........... $    81,392   $    75,219
                                  -----------   -----------
           COMPUTER EQUIPMENT -- 2.1%
    3,700  CHS Electronics,
             Inc.*...............      93,878        69,375
    1,000  Misys PLC.............      44,060        49,032
    3,200  Smart Modular
             Technologies*.......      83,176        73,000
    2,000  Storage Technology
             Corp.*..............      72,220       152,125
                                  -----------   -----------
                                      293,334       343,532
                                  -----------   -----------
           COMPUTER SOFTWARE -- 4.6%
    1,800  Citrix Systems,
             Inc.*...............      65,515        97,537
    1,800  Computer Horizons
             Corp.*..............      84,951        90,450
    3,200  Compuware Corp.*......      31,299       158,000
    1,637  Network Associates,
             Inc.*...............      48,433       108,451
    3,800  Reynolds & Reynolds...      82,900        83,125
    1,500  Sterling Software*....      85,434        84,750
    4,300  Symantec Corp.*.......      66,660       115,831
                                  -----------   -----------
                                      465,192       738,144
                                  -----------   -----------
           CONSTRUCTION -- 1.7%
    3,000  Centex Corp. .........      51,666       114,375
    9,000  Empresas ICA S.A.,
             ADR.................     134,559       108,000
    8,400  Gujarat Ambuja Cement,
             ADR.................      50,000        54,600
                                  -----------   -----------
                                      236,225       276,975
                                  -----------   -----------
           CONSUMER NON-DURABLE -- 0.6%
    2,400  Department 56,
             Inc.*...............      87,905        91,200
                                  -----------   -----------
           DISTRIBUTION -- 1.2%
    7,000  Canon Sales Co........     158,959        97,112
    1,500  United Stationers,
             Inc.*...............      83,709        92,719
                                  -----------   -----------
                                      242,668       189,831
                                  -----------   -----------
           DIVERSIFIED -- 2.1%
   13,394  Barlow Ltd............     143,653       108,983
   26,000  Beijing
             Enterprises*........     103,628        66,946
    2,700  Grupo Imsa S.A.,
             ADR.................      57,265        53,325
   20,000  Swire Pacific Ltd.....     167,926       105,833
                                  -----------   -----------
                                      472,472       335,087
                                  -----------   -----------
           ELECTRIC UTILITY -- 0.4%
    6,300  Scottish Power PLC,
             ORD.................      49,366        59,291
                                  -----------   -----------
           ELECTRICAL & ELECTRONICS -- 0.4%
    2,100  Credence Systems
             Corp.*..............      91,372        60,769
                                  -----------   -----------

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
ESC STRATEGIC GLOBAL EQUITY FUND**
Portfolio of Investments (continued) -- March 31, 1998

                                                  MARKET
 SHARES                              COST          VALUE
 ------                           -----------   -----------
           COMMON STOCKS (CONTINUED)
           ELECTRONIC COMPONENTS/INSTRUMENTS -- 2.3%
    3,100  Apple Computer,
             Inc.*............... $    81,850   $    85,250
    1,000  Creative Technology
             Limited*............      27,806        22,044
    2,200  Dallas
             Semi-Conductors.....      86,608        73,975
    3,000  Fanuc Co. Ltd. .......     111,638       103,487
   12,000  Hitachi Ltd. .........     113,115        87,288
                                  -----------   -----------
                                      421,017       372,044
                                  -----------   -----------
           ELECTRONICS -- 0.6%
    2,000  Lexmark International
             Group*..............      84,180        90,250
                                  -----------   -----------
           ENERGY -- 2.4%
    1,300  Energy Ventures,
             Inc.*...............      30,813        60,206
    2,680  Total S.A.............     230,091       321,824
                                  -----------   -----------
                                      260,904       382,030
                                  -----------   -----------
           ENGINEERING -- 1.5%
      340  Mannesmann AG.........     111,531       245,991
                                  -----------   -----------
           FINANCIAL SERVICES -- 5.9%
    3,000  A.G. Edwards, Inc. ...      82,620       131,250
    2,675  Bear Stearns
             Companies, Inc. ....      48,896       137,428
    1,300  Donaldson Lufkin &
             Jenrette............      86,788       110,338
    1,500  Legg Mason, Inc. .....      82,381        88,969
    2,100  Lehman Brothers
             Holdings, Inc. .....      46,188       157,237
    4,012  Lloyds TSB Group
             PLC.................      35,528        62,616
    3,450  Paine Webber Group,
             Inc. ...............      72,908       138,431
    2,900  Raymond James
             Financial...........      76,507       126,331
                                  -----------   -----------
                                      531,816       952,600
                                  -----------   -----------
           FOOD PRODUCTS -- 1.9%
    5,000  Cadbury Schweppes PLC,
             ORD.................      42,554        69,412
    6,800  Companhia Brasileira
             De Distribuicao
             Grupo...............      73,100       156,088
   31,000  Marudai Food Co.
             Ltd. ...............      83,549        81,597
                                  -----------   -----------
                                      199,203       307,097
                                  -----------   -----------

                                                  MARKET
 SHARES                              COST          VALUE
 ------                           -----------   -----------
           FOREST PRODUCTS & PAPERS -- 1.2%
    8,000  Grupo Industrial
             Durango S.A.,
             ADR*................ $    78,212   $   121,000
    6,800  Maderas y Sinteticos
             S.A., ADR...........      95,857        70,125
                                  -----------   -----------
                                      174,069       191,125
                                  -----------   -----------
           HEALTH CARE -- 2.7%
    1,900  Lincare Holdings,
             Inc.*...............      74,865       134,188
    1,800  Medimmune, Inc.*......      71,656        99,225
    5,800  NovaCare, Inc.*.......      75,095        86,275
    1,300  Sofamor Danek Group,
             Inc.*...............      45,962       110,825
                                  -----------   -----------
                                      267,578       430,513
                                  -----------   -----------
           HOMEBUILDERS -- 1.6%
    3,400  Champion Enterprises,
             Inc.*...............      83,317        90,738
    1,900  Fleetwood Enterprises,
             Inc.................      87,423        88,469
    2,500  Kaufman And Broad Home
             Corp................      81,578        81,406
                                  -----------   -----------
                                      252,318       260,613
                                  -----------   -----------
           INDUSTRIAL -- 0.4%
    5,000  Sumitomo Electric
             Industries..........      68,628        64,491
                                  -----------   -----------
           INDUSTRIAL HOLDING COMPANY -- 0.9%
    3,000  Sonae Investimentos-
             Sociedade Gestora de
             Paticipacoes Sicais,
             S.A. ...............      91,573       141,217
                                  -----------   -----------
           INSURANCE -- 7.0%
      666  Allianz AG Holdings...     171,288       200,052
    2,099  AXA Co................     105,609       216,144
      644  Fortis AG.............     121,277       178,941
    5,000  Liberty Life
             Association of
             Africa Ltd. ........     139,674       168,688
       67  Marschollek
             Lautenshlaeger......      22,067        21,882
    5,300  Norwich Union PLC*....      29,988        41,160
      520  Zuerich Versicherungs-
             Gesellschaft........     147,313       301,872
                                  -----------   -----------
                                      737,216     1,128,739
                                  -----------   -----------
           INVESTMENT COMPANY -- 0.9%
    2,800  Morgan Keegan,
             Inc. ...............      71,105        61,075
   10,000  ROC Taiwan Fund.......     103,015        88,125
                                  -----------   -----------
                                      174,120       149,200
                                  -----------   -----------

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
ESC STRATEGIC GLOBAL EQUITY FUND**
Portfolio of Investments (continued) -- March 31, 1998

                                                  MARKET
 SHARES                              COST          VALUE
 ------                           -----------   -----------
           COMMON STOCKS (CONTINUED)
           LEISURE & GAMING -- 1.0%
    1,200  Anchor Gaming*........ $   102,773   $    89,100
   12,200  Ladbroke Group PLC,
             ORD.................      47,896        68,441
                                  -----------   -----------
                                      150,669       157,541
                                  -----------   -----------
           MACHINE-DIVERSIFIED -- 0.5%
    2,500  AGCO Corp.............      76,260        74,219
                                  -----------   -----------
           MANUFACTURING -- 0.5%
   21,000  Shanghai Industrial
             Holdings Ltd. ......     102,526        85,918
                                  -----------   -----------
           MANUFACTURING -- CAPITAL GOODS -- 0.4%
    7,700  Wolseley PLC..........      55,103        59,185
                                  -----------   -----------
           MANUFACTURING -- CONSUMER GOODS -- 0.7%
    3,000  Fuji Photo Film
             Ltd. ...............     115,923       111,585
                                  -----------   -----------
           MEDICAL -- BIOTECHNOLOGY -- 0.8%
    3,400  Arterial Vascular
             Engineer*...........      96,661       124,525
                                  -----------   -----------
           METALS -- DIVERSIFIED -- 1.0%
    9,000  Tubos De Acero De
             Mexico*.............     154,243       168,188
                                  -----------   -----------
           MINING -- 0.4%
    3,700  Madeco S.A............      93,503        64,056
                                  -----------   -----------
           MORTGAGE BANKERS & CORRESPONDENTS -- 0.4%
    3,950  Halifax PLC...........      46,799        61,252
                                  -----------   -----------
           OFFICE EQUIPMENT & SERVICES -- 0.5%
    8,000  Ricoh Company,
             Ltd. ...............     119,739        80,389
                                  -----------   -----------
           OIL & GAS TRANSMISSION -- 0.8%
    4,000  Magyar Olaj-Es
             Gazipare
            Reszvenytar -- GDR...      65,000       122,000
                                  -----------   -----------
           OIL/GAS -- 0.3%
      810  Petroleum
             Geo-Services*.......      45,830        48,094
                                  -----------   -----------
           OIL/GAS EQUIPMENT -- 0.7%
    3,200  National-Oilwell,
             Inc.*...............      88,419       105,000
                                  -----------   -----------
           OIL/GAS EXPLORATION -- 2.3%
    2,400  BJ Services Co.*......      98,893        87,450
    1,200  Cliffs Drilling
             Co.*................      57,434        49,575
    2,000  ENSCO International,
             Inc.................      44,848        55,500
    8,500  Shell Transport &
             Trading Co..........      64,483        62,488
    2,400  Veritas DGC, Inc.*....      98,293       121,350
                                  -----------   -----------
                                      363,951       376,363
                                  -----------   -----------

                                                  MARKET
 SHARES                              COST          VALUE
 ------                           -----------   -----------
           OIL/GAS SERVICES -- 1.3%
    1,300  Cooper Cameron
             Corp.*.............. $   100,729   $    78,488
    2,000  Input/Output, Inc.*...      55,998        46,750
    1,800  Tidewater, Inc. ......      85,431        78,862
                                  -----------   -----------
                                      242,158       204,100
                                  -----------   -----------
           PACKAGING -- 1.2%
    3,800  Cristalerias de Chile,
             ADR.................      87,985        51,775
    5,538  N.V. Koninklijke KNP
             BT ORD..............     123,805       145,578
                                  -----------   -----------
                                      211,790       197,353
                                  -----------   -----------
           PHARMACEUTICALS -- 4.7%
    1,520  Gedeon Richter, GDR...      85,435       158,460
    3,000  ICN Pharmaceuticals,
             Inc. ...............      46,208       147,750
    1,700  NBTY, Inc.*...........      85,691       103,275
      112  Novartis AG...........     121,291       198,216
    1,796  Rhone Poulenc S.A.
             ORD.................      80,826        91,283
    4,900  SmithKline Beecham
             PLC.................      48,066        61,377
                                  -----------   -----------
                                      467,517       760,361
                                  -----------   -----------
           PUBLISHING & PRINTING -- 2.5%
    6,000  Singapore Press
             Holdings Ltd. ......      68,116        68,733
    3,500  Valassis
             Communications,
             Inc.*...............      73,974       143,500
    5,650  VNU-Verenigde
             Nederlandse
            Uitgeversbedrijven...      71,300       193,241
                                  -----------   -----------
                                      213,390       405,474
                                  -----------   -----------
           REAL ESTATE -- 1.0%
   15,000  City Development......      65,813        73,841
    2,300  Vallehermoso S.A. ....      46,124        88,918
                                  -----------   -----------
                                      111,937       162,759
                                  -----------   -----------
           RESTAURANTS -- 0.5%
    2,100  CKE Restaurants,
             Inc. ...............      85,963        77,175
                                  -----------   -----------
           RETAIL -- 2.3%
    4,680  Burlington Coat
             Factory.............      70,449        81,315
    3,400  Kingfisher PLC........      32,687        63,712
    7,000  Makro Atacadista S.A.
             ADR.................      99,750        89,266
    6,100  Safeway PLC...........      34,672        37,770
    1,480  Vendex International
             N.V.................      43,406        93,713
                                  -----------   -----------
                                      280,964       365,776
                                  -----------   -----------

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
ESC STRATEGIC GLOBAL EQUITY FUND**
Portfolio of Investments (continued) -- March 31, 1998

                                                  MARKET
 SHARES                              COST          VALUE
 ------                           -----------   -----------
           COMMON STOCKS (CONTINUED)
           RETAIL -- SPECIALTY LINE -- 1.3%
    1,700  Best Buy*............. $    46,160   $   113,262
    3,000  Rexall Sundown,
             Inc.*...............      89,957       102,188
                                  -----------   -----------
                                      136,117       215,450
                                  -----------   -----------
           TECHNOLOGY -- 0.6%
    2,400  Avid Technology*......      85,800        98,700
                                  -----------   -----------
           TELECOMMUNICATIONS -- 7.9%
    1,300  Philippine Long
             Distance Telephone
             Co. ................      39,452        36,188
    2,000  Portugal Telecom
             S.A. ...............      43,442       104,029
    3,400  Premisys
             Communications*.....      88,392        97,538
      580  SPT Telekom A.S.*.....      71,794        75,081
    3,000  Telecom Argentina,
             ADR.................      82,840       107,438
   21,989  Telecom Italia Mobile
             SpA.................      26,151       118,156
   17,688  Telecom Italia SpA....      91,894       139,389
    3,632  Telefonica de
             Espana..............      90,420       160,075
   10,000  Telefonica del Peru
             S.A., ADR...........     214,671       215,625
   44,000  Telstra Corp. ........      74,886       113,506
    9,100  Videsh Sanchar Nigam
             Ltd., GDR*..........     148,743       104,650
                                  -----------   -----------
                                      972,685     1,271,675
                                  -----------   -----------
           TEXTILES & APPAREL -- 2.7%
    3,600  Ross Stores, Inc. ....      55,010       158,850
    3,600  TJX Companies,
             Inc. ...............      57,446       162,900
    2,000  V.F. Corp. ...........      68,003       105,125
                                  -----------   -----------
                                      180,459       426,875
                                  -----------   -----------
           TRANSPORTATION -- 0.7%
    2,800  Airborne Freight
             Corp. ..............      52,537       105,350
                                  -----------   -----------
           UTILITIES -- 0.5%
   50,000  Hong Kong & China Gas
             Company Ltd. .......      87,140        83,892
                                  -----------   -----------
           WHOLESALE & INTERNATIONAL TRADE -- 0.6%
   15,000  Mitsui & Co. ORD......     103,138        95,387
                                  -----------   -----------
           TOTAL COMMON STOCKS...  12,031,593    15,318,078
                                  -----------   -----------
           RIGHTS & WARRANTS --
             0.0%
           RIGHTS -- FOREIGN --
             0.0%
      666  Dem Allianz, @220.00
             *...................           0         3,295
                                  -----------   -----------

PRINCIPAL/                                         MARKET
  SHARES                              COST          VALUE
----------                         -----------   -----------
            TOTAL RIGHTS &
              WARRANTS............ $         0   $     3,295
                                   -----------   -----------
            SHORT TERM
              INVESTMENTS -- 5.5%
            CASH SWEEP ACCOUNT --
              0.3%
   46,393   Chase Bank London.....      46,393        46,393
                                   -----------   -----------
            REPURCHASE
              AGREEMENT -- 2.7%
  442,186   Investors Fiduciary
              Trust Co., 4.25%,
              dated 3/31/1998 and
              maturing 4/1/1998
              with a maturity
              value of $442,238.
              (Collateralized by
              $450,000 U.S.
              T-Bill, 5.88%, due
              1/31/1999 with a
              market value of
              $455,625)...........     442,186       442,186
                                   -----------   -----------
            TIME DEPOSIT -- 2.5%
  400,292   Scotland PLC, 5.63%,
              4/1/1998............     400,292       400,292
                                   -----------   -----------
            TOTAL SHORT-TERM
              INVESTMENTS.........     888,871       888,871
                                   -----------   -----------
            TOTAL INVESTMENTS --
              101.0%.............. $12,920,464(1)  16,210,244
                                   ===========
            OTHER ASSETS AND
              LIABILITIES (NET) --
              (1.0)%..............                  (148,276)
                                                 -----------
            NET ASSETS --100.0%...               $16,061,968
                                                 ===========

Percentages indicated are based on net assets.
(1) The cost of securities for Federal income tax purposes is substantially the same.
 * Represents non-income producing security.
** See page 22 for Concentration by Country.
ADR -- American Depository Receipts.
GDR -- Global Depository Receipts/Shares.
ORD -- Ordinary.
PLC -- Public Limited Company.

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
ESC STRATEGIC SMALL CAP FUND
Portfolio of Investments -- March 31, 1998

                                                  MARKET
  SHARES                           COST           VALUE
  ------                           ----           ------
            COMMON STOCKS -- 85.1%
            BUSINESS SERVICES -- 2.7%
    77,100  Aaron Rents,
              Inc. ..........  $    953,091    $  1,874,494
    26,800  Aaron Rents,
              Inc., Class
              A..............       325,255         599,650
   100,000  Alrenco, Inc.*...     1,768,826       2,000,000
                               ------------    ------------
                                  3,047,172       4,474,144
                               ------------    ------------
            AUTO-RELATED -- 4.5%
   260,300  Sonic Automotive,
              Inc.*..........     2,895,813       4,490,175
   132,000  Wynn's
              International,
              Inc. ..........     1,690,179       3,003,000
                               ------------    ------------
                                  4,585,992       7,493,175
                               ------------    ------------
            BUILDING MATERIAL -- 2.4%
   450,700  International
              Comfort
              Products
              Corp.*.........     2,541,843       3,999,962
                               ------------    ------------
            CHEMICALS -- 0.6%
    75,000  Synalloy
              Corp. .........     1,181,485       1,059,375
                               ------------    ------------
            COMMERCIAL SERVICES -- 7.3%
    28,800  Childrens
              Comprehensive
              Services,
              Inc.*..........       348,216         547,200
   225,000  Group Maintenance
              America*.......     3,150,000       3,810,937
   120,000  Norrell Corp. ...     2,179,688       2,707,500
   100,000  Regis Corp. .....     2,348,750       3,000,000
   100,000  Wackenhut Corp.,
              Class B........     2,161,463       2,118,750
                               ------------    ------------
                                 10,188,117      12,184,387
                               ------------    ------------
            COMPUTERS -- 2.6%
   109,700  Zebra
              Technologies
              Corp., Class
              A*.............     2,524,904       4,223,450
                               ------------    ------------
            CONSTRUCTION -- 1.9%
   133,000  Benchmark
              Electronics,
              Inc.*..........     2,032,417       3,167,062
                               ------------    ------------
            DISTRIBUTION -- 1.1%
   101,600  Pameco Corp.*....     1,681,662       1,866,900
                               ------------    ------------
            ELECTRICAL & ELECTRONICS --2.0%
    84,200  Electro
              Scientific
              Industries,
              Inc.*..........     2,365,970       3,252,225
                               ------------    ------------
            ELECTRICAL EQUIPMENT -- 3.4%
    79,600  Kemet Corp.*.....     1,649,506       1,477,575
    85,000  Kuhlman Corp. ...     2,533,606       4,138,438
                               ------------    ------------
                                  4,183,112       5,616,013
                               ------------    ------------

                                                  MARKET
  SHARES                           COST           VALUE
  ------                           ----           ------
            ELECTRONIC
              COMPONENTS/INSTRUMENTS --
              4.7%
    40,000  Hadco Corp.*.....  $  2,104,059    $  1,585,000
    85,700  PCD, Inc.*.......     1,549,563       1,928,250
   109,000  Plexus Corp.*....     1,943,962       2,166,375
   125,000  Power-One,
              Inc.*..........     1,827,500       2,125,000
                               ------------    ------------
                                  7,425,084       7,804,625
                               ------------    ------------
            ELECTRONICS -- 2.4%
   144,000  ADE Corp.*.......     3,446,812       2,439,000
   122,100  FEI Company*.....     1,351,030       1,526,250
                               ------------    ------------
                                  4,797,842       3,965,250
                               ------------    ------------
            ENTERTAINMENT -- 2.2%
   137,700  Speedway
              Motorsports,
              Inc.*..........     2,545,722       3,692,081
                               ------------    ------------
            ENVIRONMENTAL -- 1.8%
   160,000  Newpark
              Resources,
              Inc.*..........     1,361,980       2,920,000
                               ------------    ------------
            FINANCIAL SERVICES -- 2.3%
   113,900  Amresco, Inc.*...     2,047,343       3,730,225
                               ------------    ------------
            FOOD SERVING -- 2.1%
   205,666  Worthington
              Foods..........     3,434,489       3,419,197
                               ------------    ------------
            HOUSING DEVELOPMENT -- 2.2%
   164,000  Fairfield
              Communities,
              Inc.*..........     3,123,934       3,618,250
                               ------------    ------------
            INVESTMENT COMPANY -- 4.5%
   139,800  Allied Capital
              Corp. .........     3,022,522       3,870,713
   120,000  Sirrom Capital
              Corp. .........     1,252,697       3,607,500
                               ------------    ------------
                                  4,275,219       7,478,213
                               ------------    ------------
            MANUFACTURING -- 1.1%
    76,900  Asyst
              Technologies,
              Inc.*..........       964,305       1,787,925
                               ------------    ------------
            MANUFACTURING-CONSUMER GOODS
              -- 0.0%
     3,500  Genesco, Inc.*...        61,460          63,438
                               ------------    ------------
            MEDICAL SUPPLIES -- 1.4%
    63,500  Res -- Care,
              Inc.*..........       897,655       2,365,375
                               ------------    ------------
            METALS -- DIVERSIFIED -- 3.7%
   114,300  Quanex Corp. ....     3,392,876       3,436,144
    65,000  Wolverine Tube,
              Inc.*..........     2,016,552       2,608,125
                               ------------    ------------
                                  5,409,428       6,044,269
                               ------------    ------------

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
ESC STRATEGIC SMALL CAP FUND
Portfolio of Investments (continued) -- March 31, 1998

                                                  MARKET
  SHARES                           COST           VALUE
  ------                           ----           ------
            NUTRITION & VITAMIN PRODUCTS --
              6.1%
   155,300  Twinlab Corp.*...  $  2,104,369    $  6,289,650
   245,900  Weider Nutrition
              International,
              Inc. ..........     2,844,943       3,811,450
                               ------------    ------------
                                  4,949,312      10,101,100
            OIL/GAS EQUIPMENT -- 2.1%
   103,450  National-Oilwell,
              Inc.*..........     2,031,714       3,394,453
                               ------------    ------------
            OIL/GAS SERVICES -- 3.5%
   120,000  Patterson Energy,
              Inc.*..........     1,065,886       1,380,000
    86,400  Veritas DGC,
              Inc.*..........     1,650,162       4,368,600
                               ------------    ------------
                                  2,716,048       5,748,600
                               ------------    ------------
            PHARMACEUTICALS -- 1.9%
    74,300  Medicis
              Pharmaceutical
              Corp., Class
              A*.............     1,917,322       3,241,337
                               ------------    ------------
            PIPELINES -- 2.0%
   131,500  Shaw Group,
              Inc.*..........     2,860,182       3,279,281
                               ------------    ------------
            REAL ESTATE -- 2.4%
   183,700  Intrawest
              Corp. .........     3,243,714       3,892,144
                               ------------    ------------
            RESTAURANTS -- 2.8%
   110,000  Logan's
              Roadhouse,
              Inc.*..........     2,011,013       2,488,750
   140,000  Apple South,
              Inc. ..........     2,009,567       2,073,750
                               ------------    ------------
                                  4,020,580       4,562,500
                               ------------    ------------
            RETAIL -- 1.6%
   311,000  Compucom Systems,
              Inc.*..........     2,537,532       2,565,750
                               ------------    ------------
            TECHNOLOGY -- 2.3%
   170,000  Datastream
              Systems,
              Inc.*..........     1,785,063       3,761,250
                               ------------    ------------
            TEXTILES & APPAREL -- 3.5%
   252,500  I.C. Isaacs &
              Company,
              Inc.*..........     2,525,000       1,767,500
   155,000  Quaker Fabric
              Corp.*.........     2,229,125       3,952,500
                               ------------    ------------
                                  4,754,125       5,720,000
                               ------------    ------------
            TOTAL COMMON
              STOCKS.........   101,492,727     140,491,956
                               ------------    ------------

PRINCIPAL/                                        MARKET
  SHARES                           COST           VALUE
----------                     ------------    ------------
            SHORT-TERM INVESTMENTS -- 15.0%
            REPURCHASE AGREEMENT -- 15.0%
24,798,702  United Missouri
              Bank, 4.25%,
              dated 3/31/1998
              and maturing
              4/1/1998 with a
              maturity value
              of $24,801,629.
              (Collateralized
              by $24,865,000
              U.S. T-Bill,
              6.35%, due
              6/30/98 with a
              market value of
              $25,297,999)...  $ 24,798,702    $ 24,798,702
                               ------------    ------------
            TOTAL SHORT-TERM
              INVESTMENTS....    24,798,702      24,798,702
                               ------------    ------------
            TOTAL INVESTMENTS
              -- 100.1%......  $126,291,429(1)  165,290,658
                               ============
            OTHER ASSETS AND
              LIABILITIES
            (NET) -- (0.1)%..                      (159,364)
                                               ------------
            Net Assets -- 100.0%...........    $165,131,294
                                               ============
    Percentages indicated are based on net assets.
(1) The cost of securities for Federal income tax purposes
    is substantially the same.
  * Represents non-income producing security.

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
ESC STRATEGIC APPRECIATION FUND**
Portfolio of Investments -- March 31, 1998

                                                   MARKET
 SHARES                              COST           VALUE
 ------                              ----          ------
            COMMON STOCKS -- 94.3%
            AUTO RELATED -- 0.4%
    3,800   Arvin Industries,
              Inc...............  $   125,703    $   155,562
                                  -----------    -----------
            AUTOMOTIVE -- 2.8%
    7,400   Daimler-Benz AG,
              ADR...............      371,519        687,275
    7,100   Navistar
              International
              Corp., Inc.*......      176,151        248,500
    3,300   PACCAR, Inc.........      121,927        196,556
                                  -----------    -----------
                                      669,597      1,132,331
                                  -----------    -----------
            BANKING -- 13.0%
   10,000   Bostonfed Bancorp,
              Inc...............      124,350        230,000
    5,200   Chase Manhattan
              Corp..............      348,062        701,350
   14,700   Corporacion Bancaria
              De Espana, ADR....      311,532        604,537
    9,200   First Bell Bancorp,
              Inc...............       85,450        193,200
      400   First Empire State
              Corp..............      132,868        199,950
    6,500   First Mutual
              Bancorp, Inc......       83,076        128,375
   14,600   FSF Financial
              Corp..............      187,975        295,650
   11,000   Georgia Financial,
              Inc...............      121,660        224,125
   11,700   Home Bancorp of
              Elgin, Inc........      147,712        198,900
      780   HSBC Holdings PLC,
              ADR...............      195,047        236,437
    4,500   Imperial Bancorp*...      134,055        145,125
    7,100   Istituto Mobiliare
              Italiano, ADR.....      169,726        341,687
   30,400   North Central
              Bancshares,
              Inc...............      328,664        676,400
   10,000   PFF Bancorp,
              Inc.*.............      115,000        206,250
    2,900   Popular, Inc........       82,479        170,194
   10,600   Societe Generale
              France, ADR.......      264,364        424,294

                                                   MARKET
 SHARES                              COST           VALUE
 ------                              ----          ------
    2,000   Union Bank of
              California
              Corp..............  $   125,392    $   199,500
    5,400   Westerfed Financial
              Corp..............       73,224        142,762
                                  -----------    -----------
                                    3,030,636      5,318,736
                                  -----------    -----------
            BUILDING MATERIALS -- 1.0%
    3,800   Texas Industries,
              Inc...............      150,949        219,687
    3,300   USG Corp.*..........      123,382        178,819
                                  -----------    -----------
                                      274,331        398,506
                                  -----------    -----------
            BUSINESS & PUBLIC SERVICES --0.3%
    3,800   Waste Management,
              Inc...............       94,516        117,088
                                  -----------    -----------
            CAPITAL GOODS -- 0.6%
    7,375   Corrections Corp. of
              America*..........      230,739        251,672
                                  -----------    -----------
            COMMERCIAL SERVICES -- 4.9%
   14,325   Accustaff, Inc.*....      310,978        494,213
    3,500   AHL Services,
              Inc.*.............       56,000        114,188
    4,800   Billing Concepts
              Corp.*............      135,132        124,500
   26,600   Personnel Group of
              America, Inc.*....      359,651        605,150
   10,387   Robert Half
              International,
              Inc.*.............      266,128        498,576
    5,200   Romac International,
              Inc.*.............      104,208        143,000
                                  -----------    -----------
                                    1,232,097      1,979,627
                                  -----------    -----------
            COMPUTER EQUIPMENT -- 2.0%
   24,975   CHS Electronics,
              Inc.*.............      417,687        468,281
    5,100   Smart Modular
              Technologies,
              Inc.*.............      141,525        116,344
    3,100   Storage Technology
              Corp.*............      125,773        235,794
                                  -----------    -----------
                                      684,985        820,419
                                  -----------    -----------

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
ESC STRATEGIC APPRECIATION FUND**
Portfolio of Investments (continued) -- March 31, 1998

                                                   MARKET
 SHARES                              COST           VALUE
 ------                              ----          ------
            COMMON STOCKS (CONTINUED)
            COMPUTER SOFTWARE -- 4.2%
    9,400   CCC Information
              Services Group,
              Inc.*.............  $   267,302    $   258,500
    2,850   Citrix Systems,
              Inc.*.............      128,488        154,435
    2,700   Computer Horizons
              Corp.*............      127,426        135,675
    5,000   Compuware Corp.*....       57,200        246,875
    8,000   Inspire Insurance
              Solutions,
              Inc.*.............      252,000        265,999
    2,587   Network Associates,
              Inc.*.............      123,555        171,389
    5,900   Reynolds & Reynolds
              Cos., Class A.....      128,719        129,063
    2,400   Sterling Software,
              Inc.*.............      136,735        135,600
    7,800   Symantec Corp.*.....      130,465        210,113
                                  -----------    -----------
                                    1,351,890      1,707,649
                                  -----------    -----------
            COMPUTERS -- 0.7%
    5,000   Daou Systems,
              Inc.*.............      330,768        293,438
                                  -----------    -----------
            CONSTRUCTION -- 0.5%
    4,800   Centex Corp.........       88,703        183,000
                                  -----------    -----------
            CONSUMER CYCLICAL -- 2.8%
   16,800   Analysts
              International
              Corp..............      308,200        491,400
   16,650   Apple South, Inc....      257,253        246,628
   13,862   Wolverine World
              Wide, Inc.........      303,793        391,602
                                  -----------    -----------
                                      869,246      1,129,630
                                  -----------    -----------
            CONSUMER NON-DURABLE -- 2.1%
   17,850   Central Garden & Pet
              Co.*..............      396,178        697,266
    3,800   Department 56,
              Inc.*.............      138,766        144,400
                                  -----------    -----------
                                      534,944        841,666
                                  -----------    -----------

                                                   MARKET
 SHARES                              COST           VALUE
 ------                              ----          ------
            CONSUMER STAPLES -- 1.1%
   13,400   Smithfield Foods,
              Inc.*.............  $   319,475    $   462,300
                                  -----------    -----------
            DISTRIBUTION -- 0.3%
    2,300   United Stationers,
              Inc.*.............      128,464        142,169
                                  -----------    -----------
            ELECTRIC UTILITY -- 2.5%
   17,800   Centrais Electricas
              Brasileiras,
              ADR...............      362,044        414,845
   18,500   P G & E Corp........      421,985        610,500
                                  -----------    -----------
                                      784,029      1,025,345
                                  -----------    -----------
            ELECTRICAL & ELECTRONICS -- 1.3%
    3,400   Credence Systems
              Corp.*............       85,425         98,387
   10,800   Alcatel Alsthom Cge
              SA, ADR...........      182,868        410,400
                                  -----------    -----------
                                      268,293        508,787
                                  -----------    -----------
            ELECTRONIC COMPONENTS/INSTRUMENTS -- 0.6%
    5,000   Apple Computer,
              Inc.*.............      131,972        137,500
    3,500   Dallas
              Semi-Conductor
              Corp..............      159,460        117,688
                                  -----------    -----------
                                      291,432        255,188
                                  -----------    -----------
            ELECTRONICS -- 0.3%
    3,100   Lexmark
              International
              Group, Inc., Class
              A*................      130,478        139,887
                                  -----------    -----------
            ENERGY -- 3.0%
   13,725   EVI, Inc.*..........      413,760        635,639
   13,100   Peco Energy Corp....      284,485        289,837
   13,175   Pool Energy Services
              Co.*..............      220,875        307,966
                                  -----------    -----------
                                      919,120      1,233,442
                                  -----------    -----------

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
ESC STRATEGIC APPRECIATION FUND**
Portfolio of Investments (continued) -- March 31, 1998

                                                   MARKET
 SHARES                              COST           VALUE
 ------                              ----          ------
            COMMON STOCKS (CONTINUED)
            FINANCIAL SERVICES -- 4.7%
    4,950   Edwards A.G.,
              Inc...............  $   136,323    $   216,562
    4,250   Bear Stearns Co.,
              Inc...............      112,790        218,344
    2,700   Donaldson Lufkin &
              Jenrette, Inc.....      180,239        229,162
    2,300   Legg Mason, Inc.....      126,298        136,419
    3,500   Lehman Brothers
              Holdings, Inc.....       89,723        262,062
    5,400   Paine Webber Group,
              Inc...............      116,407        216,675
    4,600   Raymond James
              Financial, Inc....      121,848        200,388
    9,700   SLM Holding Corp....      400,707        423,162
                                  -----------    -----------
                                    1,284,335      1,902,774
                                  -----------    -----------
            FOOD & HOUSEHOLD PRODUCTS -- 4.0%
   21,300   Groupe Danone,
              ADR...............      639,722      1,025,063
    3,400   Nestle S.A., ADR....      190,400        324,838
   10,000   Rubbermaid, Inc.....      265,600        285,000
                                  -----------    -----------
                                    1,095,722      1,634,901
                                  -----------    -----------
            FOOD PROCESSING -- 1.1%
    7,300   Suiza Foods
              Corp.*............      268,186        448,950
                                  -----------    -----------
            HEALTH CARE -- 4.5%
    3,600   Columbia/HCA
              Healthcare
              Corp..............       97,416        116,100
   11,500   Curative Health
              Services, Inc.*...      327,375        383,094
   16,987   Health Management
              Associates, Inc.,
              Class A*..........      278,946        486,253
    3,000   Lincare Holdings,
              Inc.*.............      120,412        211,875
   16,150   Medcath, Inc.*......      246,456        293,223

                                                   MARKET
 SHARES                              COST           VALUE
 ------                              ----          ------
    2,900   Medimmune, Inc.*....  $   115,461    $   159,863
    2,100   Sofamor Danek Group,
              Inc.*.............       63,618        179,025
                                  -----------    -----------
                                    1,249,684      1,829,433
                                  -----------    -----------
            HOMEBUILDERS -- 1.0%
    5,200   Champion
              Enterprises,
              Inc.*.............      127,427        138,775
    2,900   Fleetwood
              Enterprises,
              Inc...............      133,558        135,031
    4,000   Kaufman & Broad Home
              Corp..............      130,523        130,250
                                  -----------    -----------
                                      391,508        404,056
                                  -----------    -----------
            INSURANCE -- 1.3%
    5,600   Safeco Corp.........      158,493        306,075
    4,000   Tokio Marine & Fire
              Insurance, ADR....      217,250        224,000
                                  -----------    -----------
                                      375,743        530,075
                                  -----------    -----------
            INVESTMENT COMPANY -- 0.2%
    4,500   Morgan Keegan,
              Inc...............       90,270         98,156
                                  -----------    -----------
            LEISURE & GAMING -- 0.3%
    1,900   Anchor Gaming*......      112,812        141,075
                                  -----------    -----------
            MACHINE-DIVERSIFIED -- 0.3%
    4,000   AGCO Corp...........      110,240        118,750
                                  -----------    -----------
            MANUFACTURING -- 0.4%
   13,000   Pentacon, Inc.......      182,780        182,000
                                  -----------    -----------
            MEDICAL -- BIOTECHNOLOGY -- 0.5%
    5,400   Arterial Vascular
              Engineer, Inc.*...      170,100        197,775
                                  -----------    -----------
            MULTI-INDUSTRY -- 0.7%
    2,800   Loews Corp..........      123,409        291,900
                                  -----------    -----------
            OIL/GAS EQUIPMENT -- 0.4%
    4,900   National-Oilwell,
              Inc.*.............      135,485        160,781
                                  -----------    -----------

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
ESC STRATEGIC APPRECIATION FUND**
Portfolio of Investments (continued) -- March 31, 1998

                                                   MARKET
 SHARES                              COST           VALUE
 ------                              ----          ------
            COMMON STOCKS (CONTINUED)
            OIL/GAS EXPLORATION -- 5.1%
    3,800   BJ Services Co.*....  $   110,195    $   138,463
    9,400   Cliffs Drilling
              Co.*..............      344,540        388,337
   10,100   Elf Aquitane, ADR...      358,447        653,975
    3,200   ENSCO International,
              Inc...............       74,902         88,800
   12,750   Oceaneering
              International,
              Inc.*.............      229,359        251,812
    3,600   Veritas DGC,
              Inc.*.............      147,472        182,025
   11,400   YPF Sociedad
              Anonima, ADR......      221,847        387,600
                                  -----------    -----------
                                    1,486,762      2,091,012
                                  -----------    -----------
            OIL/GAS SERVICES -- 0.8%
    2,100   Cooper Cameron
              Corp.*............      108,901        126,788
    3,300   Input/Output,
              Inc.*.............       63,723         77,138
    2,900   Tidewater, Inc......      131,421        127,056
                                  -----------    -----------
                                      304,045        330,982
                                  -----------    -----------
            PHARMACEUTICALS -- 1.0%
    4,800   ICN Pharmaceuticals,
              Inc...............       80,261        236,400
    2,600   NBTY, Inc.*.........      131,118        157,950
                                  -----------    -----------
                                      211,379        394,350
                                  -----------    -----------
            PUBLISHING & PRINTING -- 1.3%
    7,850   Mail-Well Holdings,
              Inc.*.............      308,407        297,319
    5,500   Valassis
              Communications,
              Inc.*.............      120,350        225,500
                                  -----------    -----------
                                      428,757        522,819
                                  -----------    -----------

                                                   MARKET
 SHARES                              COST           VALUE
 ------                              ----          ------
            RESTAURANTS -- 0.3%
    3,200   CKE Restaurants,
              Inc...............  $   130,989    $   117,600
                                  -----------    -----------
            RETAIL -- 1.5%
    7,400   Burlington Coat
              Factory
              Warehouse.........      116,069        128,575
   13,200   Wet Seal, Inc.*.....      360,388        499,125
                                  -----------    -----------
                                      476,457        627,700
                                  -----------    -----------
            RETAIL -- SPECIALTY LINE -- 1.0%
    3,500   Best Buy Co.,
              Inc.*.............      165,148        233,187
    4,700   Rexall Sundown,
              Inc.*.............      160,388        160,094
                                  -----------    -----------
                                      325,536        393,281
                                  -----------    -----------
            TECHNOLOGY -- 6.0%
    3,800   Avid Technology,
              Inc.*.............      119,700        156,275
   11,750   Computer Management
              Sciences, Inc.*...      233,012        325,328
   24,750   Datastream Systems,
              Inc.*.............      251,734        547,593
   22,850   Inter-Tel, Inc......      156,197        615,522
    9,800   National Techteam,
              Inc.*.............      226,582         99,225
    6,450   SBS Technologies,
              Inc.*.............      209,594        185,438
   13,200   Vantive Corp.*......      347,111        482,625
                                  -----------    -----------
                                    1,543,930      2,412,006
                                  -----------    -----------
            TELECOMMUNICATION SERVICES -- 1.4%
   20,975   Aspect
              Telecommunications
              Corp.*............      531,049        562,392
                                  -----------    -----------

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
ESC STRATEGIC APPRECIATION FUND**
Portfolio of Investments (continued) -- March 31, 1998

                                                   MARKET
 SHARES                              COST           VALUE
 ------                              ----          ------
            COMMON STOCKS (CONTINUED)
            TELECOMMUNICATIONS -- 6.5%
   10,695   Excel
              Communications,
              Inc.*.............  $   170,276    $   252,001
    5,200   Premisys
              Communications,
              Inc.*.............      135,102        149,175
   29,000   Tele Danmark A.S.
              ADR...............      748,047      1,323,125
    5,500   Telecom Italia SPA,
              ADR...............      172,297        436,906
    8,600   Telefonos De Mexico
              SA, ADR...........      274,979        484,825
                                  -----------    -----------
                                    1,500,701      2,646,032
                                  -----------    -----------
            TEXTILES & APPAREL -- 2.4%
   10,000   Reebok International
              Ltd.*.............      268,094        305,000
    5,700   Ross Stores, Inc....      114,981        251,513
    5,700   TJX Cos., Inc.......       94,709        257,925
    3,200   V.F. Corp...........      113,285        168,200
                                  -----------    -----------
                                      591,069        982,638
                                  -----------    -----------
            TRANSPORTATION -- 1.3%
    4,400   Airborne Freight
              Corp..............       87,775        165,550
   11,075   Hvide Marine, Inc.,
              Class A*..........      298,563        195,197
    8,850   Trico Marine
              Services, Inc.*...      207,444        186,403
                                  -----------    -----------
                                      593,782        547,150
                                  -----------    -----------
            UTILITIES -- 1.9%
   22,400   Unicom Corp.........      533,344        784,000
                                  -----------    -----------
            TOTAL COMMON
              STOCKS............   26,607,520     38,449,030
                                  -----------    -----------

PRINCIPAL/                                          MARKET
  SHARES                              COST           VALUE
----------                         -----------    -----------
             SHORT TERM INVESTMENTS -- 6.6%
             REPURCHASE AGREEMENTS -- 6.6%
  612,379    Investors Fiduciary
               Trust Co., 4.25%,
               dated 3/31/1998
               and maturing
               4/1/1998 with a
               maturity value of
               $612,451.
               (Collateralized by
               $605,000 U.S.
               T-Bill, 6.38%, due
               4/30/1999 with a
               market value of
               $625,814).........  $   612,379    $   612,379
  797,245    Investors Fiduciary
               Trust Co., 4.25%,
               dated 3/31/1998
               and maturing
               4/1/1998 with a
               maturity value of
               $797,339.
               (Collateralized by
               $645,000 U.S.
               Bond, 8.13%, due
               8/15/2021 with a
               market value of
               $815,643).........      797,245        797,245

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
ESC STRATEGIC APPRECIATION FUND**
Portfolio of Investments (continued) -- March 31, 1998

                                                   MARKET
PRINCIPAL                            COST           VALUE
---------                         -----------    -----------
            REPURCHASE AGREEMENTS (CONTINUED)
1,293,502   Investors Fiduciary
              Trust Co., 4.25%,
              dated 3/31/1998
              and maturing
              4/1/1998 with a
              maturity value of
              $1,293,655.
              (Collateralized by
              $1,290,000 U.S.
              T-Bill, 5.88%, due
              10/31/1998 with a
              market value of
              $1,323,426).......  $ 1,293,502    $ 1,293,502
                                  -----------    -----------
            TOTAL SHORT TERM
              INVESTMENTS.......    2,703,126      2,703,126
                                  -----------    -----------

                                                   MARKET
                                     COST           VALUE
                                  -----------    -----------
            TOTAL INVESTMENTS --
              100.9%............  $29,310,646(1) $41,152,156
                                  ===========
            OTHER ASSETS AND
              LIABILITIES
              (NET) -- (0.9)%...                    (374,261)
                                                 -----------
            NET
              ASSETS -- 100.0%..                 $40,777,895
                                                 ===========

    Percentages indicated are based on net assets.
(1) The cost of securities for federal income tax purposes is substantially the same.
  * Represents non-income producing security.
 ** See page 22 for Concentration by Country.
 ADR -- American Depository Receipts.
 PLC -- Public Limited Company.


See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
ESC STRATEGIC GROWTH FUND
Portfolio of Investments -- March 31, 1998

                                                   MARKET
 SHARES                              COST           VALUE
 ------                              ----          ------
            COMMON STOCKS -- 91.0%
            AIRLINES -- 2.2%
    5,800   Ryanair Holdings
              PLC, ADR*.........  $   139,775    $   214,600
   11,700   Skywest, Inc........      466,650        427,050
                                  -----------    -----------
                                      606,425        641,650
                                  -----------    -----------
            AUTO-RELATED -- 1.3%
   16,800   Wynn's
              International,
              Inc...............      303,820        382,200
                                  -----------    -----------
            BUILDING MATERIALS -- 2.6%
   21,500   Cameron Ashley
              Building
              Products*.........      328,625        393,719
   41,200   International
              Comfort Products
              Corp.*............      253,374        365,650
                                  -----------    -----------
                                      581,999        759,369
                                  -----------    -----------
            COMMERCIAL SERVICES -- 4.2%
   26,000   Group Maintenance
              America Corp.*....      366,317        440,375
   17,500   Medirisk, Inc.*.....      193,867        371,875
   24,400   PMT Services,
              Inc.*.............      386,844        437,675
                                  -----------    -----------
                                      947,028      1,249,925
                                  -----------    -----------
            COMPUTER SOFTWARE -- 6.0%
   80,800   Acclaim
              Entertainment,
              Inc.*.............      375,294        535,300
   18,300   Intersolv, Inc.*....      290,662        328,256
   46,000   Mecon, Inc.*........      318,500        506,000
   43,300   Orcad, Inc.*........      389,425        422,175
                                  -----------    -----------
                                    1,373,881      1,791,731
                                  -----------    -----------
            COMPUTERS -- 4.8%
   35,000   Powerhouse
              Technologies,
              Inc.*.............      441,157        498,750
   52,100   WPI Group, Inc.*....      425,293        429,825
   12,700   Zebra Technologies
              Corp., Class A*...      354,309        488,950
                                  -----------    -----------
                                    1,220,759      1,417,525
                                  -----------    -----------

                                                   MARKET
 SHARES                              COST           VALUE
 ------                              ----          ------
            CONSTRUCTION -- 1.4%
   28,400   Schuff Steel Co.*...  $   241,700    $   404,700
                                  -----------    -----------
            DISTRIBUTION -- 1.5%
   23,900   Pameco Corp.*.......      380,834        439,163
                                  -----------    -----------
            ELECTRICAL & ELECTRONICS -- 1.2%
    9,500   Electro Scientific
              Industries,
              Inc.*.............      396,029        366,938
                                  -----------    -----------
            ELECTRICAL EQUIPMENT -- 1.4%
   48,150   Sigma Circuits,
              Inc.*.............      426,306        418,303
            ELECTRONIC COMPONENTS/INSTRUMENTS -- 6.0%
    6,700   Hadco Corp.*........      373,979        265,488
   18,000   Kulicke & Soffa
              Industries,
              Inc.*.............      339,313        391,500
   10,000   PCD, Inc.*..........      179,375        225,000
   31,100   Percon Acquisition,
              Inc.*.............      408,796        345,016
   14,600   Plexus Corp.*.......      210,890        290,175
   16,100   Power-One, Inc.*....      225,400        273,700
                                  -----------    -----------
                                    1,737,753      1,790,879
                                  -----------    -----------
            ELECTRONICS -- 2.9%
   36,500   FEI Company*........      465,156        456,250
    5,600   Pittway Corp., Class
              A.................      365,710        397,600
                                  -----------    -----------
                                      830,866        853,850
                                  -----------    -----------
            ENTERTAINMENT -- 2.4%
    7,900   Regal Cinemas,
              Inc.*.............      202,931        236,013
   18,100   Speedway
              Motorsports,
              Inc.*.............      419,830        485,306
                                  -----------    -----------
                                      622,761        721,319
                                  -----------    -----------
            FINANCIAL SERVICES -- 1.6%
   14,200   Amresco, Inc.*......      368,372        465,050
                                  -----------    -----------
            HOME FURNISHINGS -- 1.7%
   20,500   Ladd Furniture,
              Inc.*.............      380,188        492,000
                                  -----------    -----------
            INVESTMENT COMPANY -- 2.9%
   15,650   Allied Capital
              Corp..............      317,653        433,309
   14,500   Sirrom Capital
              Corp..............      283,706        435,906
                                  -----------    -----------
                                      601,359        869,215
                                  -----------    -----------

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
ESC STRATEGIC GROWTH FUND
Portfolio of Investments (continued) -- March 31, 1998

                                                   MARKET
 SHARES                              COST           VALUE
 ------                              ----          ------
            COMMON STOCKS (CONTINUED)
            MACHINE-DIVERSIFIED -- 0.9%
   16,100   CTB International
              Corp.*............  $   229,993    $   276,719
                                  -----------    -----------
            MANUFACTURING -- 1.2%
   15,100   Asyst Technologies,
              Inc.*.............      345,434        351,075
                                  -----------    -----------
            MANUFACTURING-CONSUMER GOODS -- 2.1%
   10,500   Boston Acoustics....      332,063        333,375
   15,400   Genesco, Inc.*......      202,079        279,125
                                  -----------    -----------
                                      534,142        612,500
                                  -----------    -----------
            MEDICAL SUPPLIES -- 2.0%
   19,400   American
              Homepatient,
              Inc.*.............      413,583        377,087
    8,000   Hologic, Inc.*......      199,625        222,000
                                  -----------    -----------
                                      613,208        599,087
                                  -----------    -----------
            MEDICAL-HOSPITAL SERVICES -- 1.5%
   14,600   Vencor, Inc.*.......      420,772        437,088
                                  -----------    -----------
            NUTRITION & VITAMIN PRODUCTS -- 3.9%
   16,700   Twinlab Corp.*......      293,150        676,350
   30,100   Weider Nutrition
              International,
              Inc., Class A.....      412,646        466,550
                                  -----------    -----------
                                      705,796      1,142,900
                                  -----------    -----------
            OFFICE/BUSINESS EQUIPMENT -- 0.8%
    7,000   W. H. Brady Co.,
              Class A...........      198,450        234,500
                                  -----------    -----------
            OIL/GAS -- 0.8%
   50,000   Grey Wolf, Inc.*....      368,885        225,000
                                  -----------    -----------
            OIL/GAS EQUIPMENT -- 1.3%
   11,900   National-Oilwell,
              Inc.*.............      379,647        390,469
                                  -----------    -----------

                                                   MARKET
 SHARES                              COST           VALUE
 ------                              ----          ------
            OIL/GAS SERVICES -- 6.7%
   12,300   Carbo Ceramics,
              Inc...............  $   359,332    $   479,700
   15,300   Nabors Industries,
              Inc.*.............      421,978        362,419
   19,700   Patterson Energy,
              Inc.*.............      303,250        226,550
   13,500   Rowan Cos., Inc.*...      382,697        391,500
   10,200   Veritas DGC,
              Inc.*.............      297,226        515,738
                                  -----------    -----------
                                    1,764,483      1,975,907
                                  -----------    -----------
            PHARMACEUTICALS -- 3.3%
   10,000   D & K Healthcare
              Resources*........      135,000        135,000
   12,650   Medicis
              Pharmaceutical
              Corp., Class A*...      543,721        551,856
   13,500   Nutraceutical Intl.
              Corp.*............      245,437        297,000
                                  -----------    -----------
                                      924,158        983,856
                                  -----------    -----------
            REAL ESTATE -- 1.5%
   21,500   Intrawest Corp......      347,498        455,531
                                  -----------    -----------
            REAL ESTATE INVESTMENT TRUST -- 1.4%
   10,000   CCA Prison Realty
              Trust.............      210,000        414,375
                                  -----------    -----------
            RESTAURANTS -- 1.0%
   19,100   Apple South, Inc....      280,588        282,919
                                  -----------    -----------
            RETAIL -- 3.0%
   30,700   Compucom Systems,
              Inc.*.............      267,340        253,275
   12,600   Heilig Meyers Co....      204,264        177,188
   21,400   O' Charley's,
              Inc.*.............      409,275        454,749
                                  -----------    -----------
                                      880,879        885,212
                                  -----------    -----------
            RETAIL -- DEPARTMENT STORE -- 1.5%
   19,900   Elder-Beerman Stores
              Corp.*............      430,338        445,262
                                  -----------    -----------
            RETAIL -- GENERAL MERCHANDISE -- 1.4%
   26,400   S&K Famous Brands,
              Inc.*.............      367,775        424,050
                                  -----------    -----------
            STEEL/IRON -- 1.6%
   21,700   Northwest Pipe
              Co.*..............      387,887        471,975
                                  -----------    -----------

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
ESC STRATEGIC GROWTH FUND
Portfolio of Investments (continued) -- March 31, 1998

                                                   MARKET
 SHARES                              COST           VALUE
 ------                              ----          ------
            COMMON STOCKS (CONTINUED)
            TEXTILES & APPAREL -- 4.1%
   50,700   Delta Woodside
              Industries,
              Inc...............  $   281,385    $   285,187
   20,000   Dixie Group, Inc.,
              Class A...........      164,305        231,250
   30,000   I.C. Isaacs &
              Company, Inc.*....      300,000        210,000
   19,000   Quaker Fabric
              Corp.*............      330,899        484,500
                                  -----------    -----------
                                    1,076,589      1,210,937
                                  -----------    -----------
            TOYS -- 1.0%
    8,500   The First Years,
              Inc...............      165,013        298,562
                                  -----------    -----------
            TRANSPORTATION -- 2.7%
   20,000   Covenant Transport,
              Inc., Class A*....      320,000        438,125
   12,900   Gulfmark Offshore,
              Inc.*.............      406,655        354,750
                                  -----------    -----------
                                      726,655        792,875
                                  -----------    -----------
            TRUCKING & LEASING -- 1.7%
   15,100   MS Carriers,
              Inc.*.............      362,825        511,512
                                  -----------    -----------
            WHOLESALE -- 1.5%
   21,300   ScanSource, Inc.*...      356,237        447,300
                                  -----------    -----------
            TOTAL COMMON
              STOCKS............   23,097,332     26,933,428
                                  -----------    -----------

                                                   MARKET
PRINCIPAL                            COST           VALUE
---------                         -----------    -----------
            SHORT TERM INVESTMENTS -- 10.6%
            REPURCHASE AGREEMENT -- 10.6%
3,164,283   Investors Fiduciary
              Trust Co., 4.25%,
              dated 3/31/1998
              and maturing
              4/1/1998 with a
              maturity value of
              $3,164,657.
              (Collateralized by
              $3,150,000 U.S. T-
              Bill, 5.88%, due
              10/31/1998 with a
              market value of
              $3,231,623).......  $ 3,164,283    $ 3,164,283
                                  -----------    -----------
            TOTAL SHORT TERM
              INVESTMENTS.......    3,164,283      3,164,283
                                  -----------    -----------
            TOTAL INVESTMENTS --
              101.6%............  $26,261,615(1)  30,097,711
                                  ===========
            OTHER ASSETS AND
              LIABILITIES
              (NET) -- (1.6%)...                    (466,512)
                                                 -----------
            NET
              ASSETS -- 100.0%..                 $29,631,199
                                                 ===========


Percentages indicated are based on net assets.
(1) The cost of securities for Federal income tax purposes is substantially the same.
*     Represents non-income producing security.
ADR --American Depository Receipts.
PLC --Public Limited Company.

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
ESC STRATEGIC VALUE FUND
Portfolio of Investments -- March 31, 1998

                                                   MARKET
 SHARES                             COST            VALUE
 ------                             ----           ------
            COMMON STOCKS -- 75.6%
            BUILDING MATERIALS -- 0.6%
    9,000   Cameron Ashley
              Building
              Products*........  $    91,687     $   109,875
                                 -----------     -----------
            CONSTRUCTION -- 4.4%
   55,800   Schuff Steel
              Co.*.............      502,149         795,150
                                 -----------     -----------
            CONTAINERS & PACKAGING -- 3.4%
   16,000   Grief Brothers Co.,
              Class A*.........      551,875         620,000
                                 -----------     -----------
            ELECTRONIC COMPONENTS/
              INSTRUMENTS -- 3.5%
   19,300   Marshall
              Industries*......      580,053         644,138
                                 -----------     -----------
            ENTERTAINMENT -- 3.6%
   51,200   Jackpot
              Enterprises,
              Inc.*............      581,104         665,600
                                 -----------     -----------
            FINANCIAL SERVICES -- 4.2%
    8,000   Bay Bancshares,
              Inc..............      128,000         176,000
   83,500   First Investors
              Financial
              Services*........      627,343         584,500
                                 -----------     -----------
                                     755,343         760,500
                                 -----------     -----------
            FOOD -- 3.3%
   44,800   Bridgford Foods
              Corp.............      450,132         610,400
                                 -----------     -----------
            FOREST PRODUCTS & PAPERS -- 3.2%
   19,600   Deltic Timber
              Corp.............      547,619         586,775
                                 -----------     -----------
            HOME FURNISHINGS -- 6.8%
   48,150   Flexsteel
              Industries.......      584,704         668,081
   18,800   Bassett Furniture
              Industries,
              Inc..............      525,737         576,925
                                 -----------     -----------
                                   1,110,441       1,245,006
                                 -----------     -----------
            HOUSEHOLD PRODUCTS -- 4.1%
   43,900   The Rival Co.......      638,888         757,275
                                 -----------     -----------
            INSTITUTIONAL FURNISHINGS --3.0%
   42,500   Falcon Products,
              Inc..............      596,284         557,812
                                 -----------     -----------

                                                   MARKET
 SHARES                             COST            VALUE
 ------                             ----           ------
            INSURANCE -- 3.7%
   17,000   Leucadia National
              Corp.............  $   569,259     $   669,375
                                 -----------     -----------
            METALS & MINING -- 1.9%
  313,000   MK Gold Co.*.......      496,341         342,344
                                 -----------     -----------
            RAILROADS -- 2.2%
   24,000   Railtex, Inc.*.....      395,375         396,000
                                 -----------     -----------
            RECREATION -- 3.2%
   77,200   Rockshox, Inc.*....      626,775         586,238
                                 -----------     -----------
            REAL ESTATE -- 3.2%
   17,000   St. Joe Corp.......      594,607         571,625
                                 -----------     -----------
            RESTAURANTS -- 5.5%
   61,800   Cooker
              Restaurant.......      574,158         621,862
    9,900   Outback Steakhouse,
              Inc.*............      259,813         387,338
                                 -----------     -----------
                                     833,971       1,009,200
                                 -----------     -----------
            RETAIL -- SPECIALTY LINE -- 1.7%
   68,100   Natural Wonders,
              Inc.*............      298,673         306,450
                                 -----------     -----------
            STEEL/IRON -- 7.0%
   31,300   Northwest Pipe
              Co.*.............      634,344         680,775
   11,200   Nucor Corp.........      560,258         609,700
                                 -----------     -----------
                                   1,194,602       1,290,475
                                 -----------     -----------
            TEXTILES & APPAREL -- 3.9%
   40,900   Burlington
              Industry,
              Inc.*............      551,520         718,306
                                 -----------     -----------
            TRANSPORTATION -- 3.2%
    1,000   Greyhound Lines,
              Inc.*............        4,883           4,750
   34,100   International
              Shipholding......      584,937         577,569
                                 -----------     -----------
                                     589,820         582,319
                                 -----------     -----------
            TOTAL COMMON
              STOCKS...........   12,556,518      13,824,863
                                 -----------     -----------

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
ESC STRATEGIC VALUE FUND
Portfolio of Investments (continued) -- March 31, 1998

                                                   MARKET
 SHARES                             COST            VALUE
 ------                             ----           ------
            COMMON STOCKS (CONTINUED)
            PREFERRED STOCKS -- 3.6%
            ENTERTAINMENT -- 3.6%
   58,100   Craig Corp., Class
              A*...............  $   545,439     $   660,887
                                 -----------     -----------
            TOTAL PREFERRED
              STOCKS...........      545,439         660,887
                                 -----------     -----------
            SHORT TERM
              INVESTMENTS --
              21.1%
            REPURCHASE
              AGREEMENT --
              21.1%
3,871,453   Investors Fiduciary
              Trust Co., 4.25%,
              dated 3/31/1998
              and maturing
              4/1/1998 with a
              maturity value of
              $3,871,911.
              (Collateralized
              by $3,850,000
              U.S. T-Bill,
              5.88%, due
              10/31/1998 with a
              market value of
              $3,949,761)......    3,871,453       3,871,453
                                 -----------     -----------

                                                   MARKET
                                    COST            VALUE
                                 -----------     -----------
            TOTAL SHORT TERM
              INVESTMENTS......  $ 3,871,453     $ 3,871,453
                                 -----------     -----------
            TOTAL INVESTMENTS--
              100.3%...........  $16,973,410(1)   18,357,203
                                 ===========
            OTHER ASSETS AND
              LIABILITIES
              (NET) --
              (0.3)%...........                      (48,078)
                                                 -----------
            NET
             ASSETS -- 100.0%..                  $18,309,125
                                                 ===========

    Percentages indicated are based on net assets.
(1) The cost of securities for Federal income tax purposes is substantially the same.
  * Represents non-income producing security.


See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
Concentration by Country

                                                             INCOME FUND    GLOBAL EQUITY FUND   APPRECIATION FUND
COUNTRY                                                      MARKET VALUE      MARKET VALUE        MARKET VALUE
-------                                                      ------------   ------------------   -----------------
Argentina..................................................  $        --       $   194,800          $   387,600
Australia..................................................           --           173,067                   --
Belgium....................................................           --           178,941                   --
Brazil.....................................................           --           156,089              414,845
Chile......................................................           --           256,356                   --
Czech Republic.............................................           --            75,082                   --
Denmark....................................................           --                --            1,323,125
France.....................................................           --           807,219            2,513,731
Germany....................................................    1,710,742           471,220              687,275
Hong Kong..................................................           --           342,589                   --
Hungary....................................................           --           280,460                   --
India......................................................           --           159,250                   --
Italy......................................................           --           257,545              778,594
Japan......................................................      751,948           937,083              224,000
Mexico.....................................................           --           450,513              484,825
Netherlands................................................           --           432,531                   --
Peru.......................................................           --           215,625                   --
Philippines................................................           --            36,188                   --
Portugal...................................................           --           245,246                   --
Singapore..................................................           --           164,617                   --
South Africa...............................................           --           489,803                   --
Spain......................................................           --           248,993              604,538
Sweden.....................................................      461,070                --                   --
Switzerland................................................           --           500,088              324,838
Taiwan.....................................................           --            88,125                   --
United Kingdom.............................................    1,669,993         1,053,446              236,437
United States..............................................   20,298,042         7,995,368           33,172,348
                                                             -----------       -----------          -----------
Total Investments..........................................  $24,891,795       $16,210,244          $41,152,156
                                                             ===========       ===========          ===========

# CREDIT RATINGS (unaudited)

  MOODY'S  STANDARD & POOR'S
  -------  -----------------
    Aaa           AAA          Instrument judged to be of the highest quality
                                 and carrying the smallest amount of investment
                                 risk.
    Aa             AA          Instrument judged to be of high quality by all
                                 standards.
     A             A           Instrument judged to be adequate by all
                                 standards.
    Baa           BBB          Instrument judged to be of moderate quality by
                                 all standards.
   Ba-B           BB-B         Instrument judged to have speculative elements,
                                 and generally lack desirable characteristics.
   Caa-C         CCC-C         Instrument judged to be predominately
                                 speculative with respect to pay interest and
                                 repay principal in accordance with terms of
                                 obligation.
    NR             NR          Not Rated. In the opinion of the Investment
                                 Adviser, instrument judged to be of comparable
                                 investment quality to rated securities which
                                 may be purchased by the Fund.

          For items possessing the strongest investment attributes of their category, Moody's gives that letter rating followed by a number. The Standard & Poor's ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     U.S. Government Issues have an assumed rating of AAA/Aaa.

ESC STRATEGIC FUNDS, INC.
Statements of Assets and Liabilities
March 31, 1998

                                                          GLOBAL         SMALL
                                            INCOME        EQUITY          CAP        APPRECIATION     GROWTH         VALUE
                                             FUND          FUND           FUND           FUND          FUND          FUND
                                          -----------   -----------   ------------   ------------   -----------   -----------
ASSETS
  Investments, at value (cost
    $21,719,581; $12,478,278;
    $101,492,727; $26,607,520;
    $23,097,332; and $13,101,957,
    respectively).......................  $21,913,996   $15,768,058   $140,491,956   $38,449,030    $26,933,428   $14,485,750
  Repurchase Agreements (cost
    $2,977,799; $442,186; $24,798,702;
    $2,703,126; $3,164,283 and
    $3,871,453, respectively)...........    2,977,799       442,186     24,798,702     2,703,126      3,164,283     3,871,453
                                          -----------   -----------   ------------   -----------    -----------   -----------
        Total Investments...............   24,891,795    16,210,244    165,290,658    41,152,156     30,097,711    18,357,203
                                          -----------   -----------   ------------   -----------    -----------   -----------
  Foreign Currency (cost $0; $17,945;
    $0; $0; $0; and $0 respectively)....           --        17,901             --            --             --            --
  Interest and dividends receivable.....      497,269        20,215         24,899        33,636          6,826        11,965
  Receivable for securities sold........                     79,680        829,472       403,192         28,754            --
  Withholding tax reclaim receivable....           --         9,785             --            --             --            --
  Receivable for fund shares sold.......           --            --         42,314        22,973        153,523        39,337
  Unamortized organizational expense....        9,267         9,349         12,127        10,506             --            --
  Prepaid expenses and other assets.....       12,053            --         49,313        17,978         20,452        39,984
                                          -----------   -----------   ------------   -----------    -----------   -----------
        Total Assets....................   25,410,384    16,347,174    166,248,783    41,640,441     30,307,266    18,448,489
                                          -----------   -----------   ------------   -----------    -----------   -----------
LIABILITIES
  Income distribution payable...........      113,384            --             --            --             --            --
  Payable for fund shares repurchased...           --            --         48,290            --          4,869        12,513
  Payable for securities purchased......        8,146       228,712        854,472       795,194        611,217        67,702
  Unrealized loss on open forward
    currency contracts..................           --         1,761             --            --             --            --
  Advisory fee payable..................       21,564        13,306        131,535        33,241         17,643        41,163
  Administration fee payable............        3,235         1,996         19,730         4,986          3,529         1,617
  Audit fees payable....................       10,237        13,724          8,953         9,160         16,380         9,416
  Reports to shareholders payable.......        5,846         6,080             --            --          6,220            --
  12b-1 Distribution fee payable........        5,788         4,483         49,549        11,296          9,617         5,385
  Other accrued expenses................        5,950        15,144          4,960         8,669          6,592         1,568
                                          -----------   -----------   ------------   -----------    -----------   -----------
        Total Liabilities...............      174,150       285,206      1,117,489       862,546        676,067       139,364
                                          -----------   -----------   ------------   -----------    -----------   -----------
        NET ASSETS......................  $25,236,234   $16,061,968   $165,131,294   $40,777,895    $29,631,199   $18,309,125
                                          ===========   ===========   ============   ===========    ===========   ===========

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
Statements of Assets and Liabilities -- (Continued)
March 31, 1998

                                                          GLOBAL         SMALL
                                            INCOME        EQUITY          CAP        APPRECIATION     GROWTH         VALUE
                                             FUND          FUND           FUND           FUND          FUND          FUND
                                          -----------   -----------   ------------   ------------   -----------   -----------
Net Assets Consist of:
  Shares of beneficial interest, at par
    ($0.001)............................  $     2,526   $     1,337   $      7,262   $     2,589    $     2,170   $     1,593
  Additional paid-in capital............   25,101,762    12,032,034    122,756,245    25,478,697     26,241,854    16,735,775
  Accumulated undistributed
    (distributions in excess of) net
    investment income...................     (174,854)      (28,171)            --          (228)            --         8,043
  Accumulated undistributed
    (distributions in excess of)
    realized gain/loss on investments
    and foreign currency transactions...      114,179       766,574      3,368,558     3,454,441       (448,921)      179,921
  Net unrealized
    appreciation/(depreciation) on
    investments and foreign currency
    translations........................      192,621     3,290,194     38,999,229    11,842,396      3,836,096     1,383,793
                                          -----------   -----------   ------------   -----------    -----------   -----------
  NET ASSETS............................  $25,236,234   $16,061,968   $165,131,294   $40,777,895    $29,631,199   $18,309,125
                                          ===========   ===========   ============   ===========    ===========   ===========
  Class A...............................  $24,413,525   $13,286,358   $126,856,720   $33,393,499    $19,942,173   $13,804,305
  Class D...............................  $   822,709   $ 2,775,610   $ 38,274,574   $ 7,384,396    $ 9,689,026   $ 4,504,820
                                          -----------   -----------   ------------   -----------    -----------   -----------
                                          $25,236,234   $16,061,968   $165,131,294   $40,777,895    $29,631,199   $18,309,125
                                          ===========   ===========   ============   ===========    ===========   ===========
SHARES OF BENEFICIAL INTEREST
  Class A Shares of beneficial interest
    issued and outstanding..............    2,443,891     1,101,884      5,561,203     2,114,008      1,458,113     1,199,696
                                          ===========   ===========   ============   ===========    ===========   ===========
    Net Asset Value and redemption price
      per share outstanding.............  $      9.99   $     12.06   $      22.81   $     15.80    $     13.68   $     11.51
                                          ===========   ===========   ============   ===========    ===========   ===========
    Maximum Offering Price per share
      ($9.99/.955, $12.06/.955,
      $22.81/.955, $15.80/.955,
      $13.68/.955, $11.51/.955
      respectively).....................  $     10.46   $     12.63   $      23.89   $     16.54    $     14.32   $     12.05
                                          ===========   ===========   ============   ===========    ===========   ===========
  Class D
    Shares of beneficial interest issued
      and outstanding...................       82,351       234,924      1,701,274       475,250        711,840       392,807
                                          ===========   ===========   ============   ===========    ===========   ===========
    Net Asset Value and redemption price
      per share outstanding.............  $      9.99   $     11.81   $      22.50   $     15.54    $     13.61   $     11.47
                                          ===========   ===========   ============   ===========    ===========   ===========
    Maximum Offering Price per share
      ($9.99/.985, $11.81/.985,
      $22.50/.985, $15.54/.985,
      $13.61/.985, $11.47/.985
      respectively).....................  $     10.14   $     11.99   $      22.84   $     15.77    $     13.82   $     11.64
                                          ===========   ===========   ============   ===========    ===========   ===========

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
Statements of Operations
For the Year Ended March 31, 1998

                                     INCOME       GLOBAL       SMALL CAP    APPRECIATION     GROWTH       VALUE
                                      FUND      EQUITY FUND      FUND           FUND          FUND       FUND(A)
                                   ----------   -----------   -----------   ------------   ----------   ----------
Investment Income
  Interest (net of withholding
    tax of $241; $0; $0; $0; $0;
    $0, respectively)............  $2,014,084   $   70,733    $ 1,624,643   $   153,397    $  142,166   $  144,904
  Dividend (net of withholding
    tax of $0;$18,915; $0; $0;
    $0; $0, respectively)........      16,098      304,604        430,642       519,880        59,663       57,625
                                   ----------   ----------    -----------   -----------    ----------   ----------
  Total income...................   2,030,182      375,337      2,055,284       673,277       201,829      202,529
                                   ----------   ----------    -----------   -----------    ----------   ----------
Expenses
  Advisory.......................     285,164      189,362      1,387,887       482,226       199,592      125,668
  Administration.................      42,775       28,404        208,183        72,334        23,951       15,080
  Fund accounting................      35,603       58,333         40,451        46,868        34,533       20,038
  Professional fees..............      21,779       18,465         32,683        20,292        15,453       10,819
  Reports to shareholders........      10,220       12,772         66,693        29,453         7,703        5,063
  Registration...................      10,917       17,172         29,606        10,556        23,860       17,299
  Custodian......................      23,470       63,652         66,068        43,017        16,404        8,119
  Directors......................       3,016        3,542          5,004         4,535         3,284        1,494
  Transfer agent fees and
    expenses.....................      13,634       19,876        153,667        21,462        20,351        8,792
  12b-1 Distribution
    fees -- Class A..............      69,082       36,835        265,118       106,750        27,168       20,278
  12b-1 Distribution
    fees -- Class D..............       6,626       31,515        245,556        41,418        38,252       14,566
  Insurance......................       2,672        2,377          7,872         4,295           490            0
  Amortization of organizational
    costs........................       8,797        8,786         10,844         8,789             0            0
  Miscellaneous..................       5,416          356          9,080         5,360         7,721        1,319
                                   ----------   ----------    -----------   -----------    ----------   ----------
  Total expenses before
    waivers......................     539,171      491,447      2,528,712       897,355       418,762      248,535
  Less: expenses
    waived/reimbursed............          --           --             --            --      (128,530)     (73,254)
  Less: expenses paid by third
    parties......................      (3,320)        (917)       (64,260)       (5,035)       (4,884)      (4,296)
                                   ----------   ----------    -----------   -----------    ----------   ----------
  Net expenses...................     535,851      490,530      2,464,452       892,320       285,348      170,985
                                   ----------   ----------    -----------   -----------    ----------   ----------
Net investment income/(loss).....   1,494,331     (115,193)      (409,168)     (219,043)      (83,519)      31,544
                                   ----------   ----------    -----------   -----------    ----------   ----------
Realized gain/(loss) on
  investments....................     626,116    2,619,715     13,586,328    12,458,936       601,246      305,111
Net realized gain/(loss) on
  foreign currency
  transactions...................    (310,557)         587             --            --            --           --
Net change in unrealized
  appreciation/ (depreciation) on
  investments....................     505,601    1,603,548     30,415,943     6,933,791     3,963,507    1,383,793
Net change in unrealized
  gain/(loss) on foreign currency
  translations...................       1,309         (749)            --            --            --           --
                                   ----------   ----------    -----------   -----------    ----------   ----------
Net realized and unrealized
  gain/(loss)....................     822,469    4,223,101     44,002,271    19,392,727     4,564,753    1,688,904
                                   ----------   ----------    -----------   -----------    ----------   ----------
Net increase/(decrease) in net
  assets resulting from
  operations.....................  $2,316,800   $4,107,908    $43,593,103   $19,173,684    $4,481,234   $1,720,448
                                   ==========   ==========    ===========   ===========    ==========   ==========

---------------
(a) For the period from May 7, 1997 (commencement of operations) through March 31, 1998.

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
Statement of Changes in Net Assets

                                                          INCOME FUND                   GLOBAL EQUITY FUND
                                                -------------------------------   -------------------------------
                                                  YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                MARCH 31, 1998   MARCH 31, 1997   MARCH 31, 1998   MARCH 31, 1997
                                                --------------   --------------   --------------   --------------
Operations:
  Net investment income/(loss)................   $  1,494,331     $  2,077,199     $   (115,193)    $   (103,754)
  Net realized gain/(loss) on investments and
    foreign currency transactions.............        315,559         (537,499)       2,620,302        1,450,841
  Net change unrealized
    appreciation/(depreciation) of investments
    and foreign currency translations.........        506,910            1,011        1,602,799          328,576
                                                 ------------     ------------     ------------     ------------
Net increase in net assets resulting from
  operations..................................      2,316,800        1,540,711        4,107,908        1,675,663
                                                 ------------     ------------     ------------     ------------
Dividends and Distributions to Shareholders:
  From net investment income
    Class A...................................     (1,452,325)      (2,004,240)              --               --
    Class D...................................        (42,035)         (72,963)              --               --
                                                 ------------     ------------     ------------     ------------
                                                   (1,494,360)      (2,077,203)              --               --
                                                 ------------     ------------     ------------     ------------
  From net realized gains
    Class A...................................             --               --       (1,988,043)        (538,288)
    Class D...................................             --               --         (658,846)        (124,560)
                                                 ------------     ------------     ------------     ------------
                                                           --               --       (2,646,889)        (662,848)
                                                 ------------     ------------     ------------     ------------
  Change in net assets resulting from
    dividends and distributions to
    shareholders..............................     (1,494,360)      (2,077,203)      (2,646,889)        (662,848)
                                                 ------------     ------------     ------------     ------------
Capital Share Transactions:
  Proceeds from sales of shares
    Class A...................................      1,530,230        6,683,254        1,271,346        2,936,685
    Class D...................................        172,805           84,695          162,830          314,954
                                                 ------------     ------------     ------------     ------------
                                                    1,703,035        6,767,949        1,434,176        3,251,639
                                                 ------------     ------------     ------------     ------------
  Net asset value of shares issued to
    shareholders in reinvestment of dividends
    and distributions:
    Class A...................................      1,298,541        1,821,515        1,337,906          430,207
    Class D...................................         36,502           67,648          658,846          124,562
                                                 ------------     ------------     ------------     ------------
                                                    1,335,043        1,889,163        1,996,752          554,769
                                                 ------------     ------------     ------------     ------------
  Net asset value of shares redeemed:
    Class A...................................    (11,722,261)     (12,379,107)      (8,953,584)        (555,272)
    Class D...................................       (827,987)        (152,695)      (2,362,618)         (99,859)
                                                 ------------     ------------     ------------     ------------
                                                  (12,550,248)     (12,531,802)     (11,316,202)        (655,131)
                                                 ------------     ------------     ------------     ------------
  Change in net assets from capital share
    transactions..............................     (9,512,170)      (3,874,690)      (7,885,274)       3,151,277
                                                 ------------     ------------     ------------     ------------
Total change in net assets....................     (8,689,730)      (4,411,182)      (6,424,255)       4,164,092
Net Assets:
    Beginning of Year.........................     33,925,964       38,337,146       22,486,223       18,322,131
                                                 ------------     ------------     ------------     ------------
    End of Year...............................   $ 25,236,234     $ 33,925,964     $ 16,061,968     $ 22,486,223
                                                 ============     ============     ============     ============

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
Statement of Changes in Net Assets (continued)

                                                        SMALL CAP FUND                   APPRECIATION FUND
                                                -------------------------------   -------------------------------
                                                  YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                MARCH 31, 1998   MARCH 31, 1997   MARCH 31, 1998   MARCH 31, 1997
                                                --------------   --------------   --------------   --------------
Operations:
  Net investment income/(loss)................   $   (409,168)    $   (363,908)    $   (219,043)    $  (143,046)
  Net realized gain/(loss) on investments and
    foreign currency transactions.............     13,586,328        3,281,474       12,458,936       3,760,548
  Net change unrealized
    appreciation/(depreciation) of investments
    and foreign currency translations.........     30,415,943        1,691,183        6,933,791         751,608
                                                 ------------     ------------     ------------     -----------
Net increase in net assets resulting from
  operations..................................     43,593,103        4,608,749       19,173,684       4,369,110
                                                 ------------     ------------     ------------     -----------
Dividends and Distributions to Shareholders:
  From net realized gains
    Class A...................................     (8,972,632)      (2,245,054)      (9,402,699)     (2,410,033)
    Class D...................................     (2,767,599)        (589,117)      (1,466,362)       (183,443)
                                                 ------------     ------------     ------------     -----------
                                                  (11,740,231)      (2,834,171)     (10,869,061)     (2,593,476)
                                                 ------------     ------------     ------------     -----------
Capital Share Transactions:
  Proceeds from sales of shares
    Class A...................................     35,090,045       44,903,590        6,480,292      17,929,334
    Class D...................................      8,450,667       13,740,847        2,468,392       1,473,420
                                                 ------------     ------------     ------------     -----------
                                                   43,540,712       58,644,437        8,948,684      19,402,754
                                                 ------------     ------------     ------------     -----------
  Net asset value of shares issued to
    shareholders in reinvestment of dividends
    and distributions:
    Class A...................................      8,110,200        1,996,351        8,381,574       2,230,880
    Class D...................................      2,759,244          587,122        1,440,941         181,288
                                                 ------------     ------------     ------------     -----------
                                                   10,869,444        2,583,473        9,822,515       2,412,168
                                                 ------------     ------------     ------------     -----------
  Net asset value of shares redeemed:
    Class A...................................    (12,927,511)      (4,643,523)     (34,006,037)     (2,602,856)
    Class D...................................     (3,084,106)      (1,216,361)      (1,113,196)       (209,187)
                                                 ------------     ------------     ------------     -----------
                                                  (16,011,617)      (5,859,884)     (35,119,233)     (2,812,043)
                                                 ------------     ------------     ------------     -----------
  Change in net assets from capital share
    transactions..............................     38,398,539       55,368,026      (16,348,034)     19,002,879
                                                 ------------     ------------     ------------     -----------
Total change in net assets....................     70,251,411       57,142,604       (8,043,411)     20,778,513
Net Assets:
  Beginning of Year...........................     94,879,883       37,737,279       48,821,306      28,042,793
                                                 ------------     ------------     ------------     -----------
  End of Year.................................   $165,131,294     $ 94,879,883     $ 40,777,895     $48,821,306
                                                 ============     ============     ============     ===========

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
Statement of Changes in Net Assets (continued)

                                                                    GROWTH FUND                  VALUE FUND
                                                         ----------------------------------   -----------------
                                                           YEAR ENDED        YEAR ENDED          YEAR ENDED
                                                         MARCH 31, 1998   MARCH 31, 1997(A)   MARCH 31, 1998(B)
                                                         --------------   -----------------   -----------------
Operations:
  Net investment income/(loss).........................   $   (83,519)       $      511          $    31,544
  Net realized gain/(loss) on investments..............       601,246           (25,751)             305,111
  Net change unrealized appreciation/(depreciation) of
    investments........................................     3,963,507          (127,411)           1,383,793
                                                          -----------        ----------          -----------
Net increase/(decrease) in net assets resulting from
  operations...........................................     4,481,234          (152,651)           1,720,448
                                                          -----------        ----------          -----------
Dividends and Distributions to Shareholders:
  Distributions of net investment income
    Class A............................................            --                --              (28,213)
    Class D............................................            --                --               (4,506)
                                                          -----------        ----------          -----------
                                                                   --                --              (32,719)
                                                          -----------        ----------          -----------
  Distributions from net realized gains
    Class A............................................      (388,459)               --              (98,921)
    Class D............................................      (187,036)               --              (26,269)
                                                          -----------        ----------          -----------
                                                             (575,495)               --             (125,190)
                                                          -----------        ----------          -----------
  Distributions in excess of realized gains
    Class A............................................      (271,796)               --                   --
    Class D............................................      (130,865)               --                   --
                                                          -----------        ----------          -----------
                                                             (402,661)               --                   --
                                                          -----------        ----------          -----------
  Change in net assets resulting from dividends and
    distributions to shareholders......................      (978,156)               --             (157,909)
                                                          -----------        ----------          -----------
Capital Share Transactions:
  Proceeds from sales of shares
    Class A............................................    14,983,054         2,970,948           13,081,834
    Class D............................................     7,349,742         1,359,717            4,290,509
                                                          -----------        ----------          -----------
                                                           22,332,796         4,330,665           17,372,343
                                                          -----------        ----------          -----------
  Net asset value of shares issued to shareholders in
    reinvestment of dividends and distributions:
    Class A............................................       610,656                --              120,393
    Class D............................................       312,261                --               30,587
                                                          -----------        ----------          -----------
                                                              922,917                --              150,980
                                                          -----------        ----------          -----------
  Net asset value of shares redeemed:
    Class A............................................      (934,557)          (17,776)            (661,791)
    Class D............................................      (348,585)           (4,788)            (114,946)
                                                          -----------        ----------          -----------
                                                           (1,283,142)          (22,564)            (776,737)
                                                          -----------        ----------          -----------
  Change in net assets from capital share
    transactions.......................................    21,972,571         4,308,101           16,746,586
                                                          -----------        ----------          -----------
Total change in net assets.............................    25,475,649         4,155,450           18,309,125
Net Assets:
  Beginning of Year....................................     4,155,550               100                   --
                                                          -----------        ----------          -----------
  End of Year..........................................   $29,631,199        $4,155,550          $18,309,125
                                                          ===========        ==========          ===========

---------------
(a) For the period from January 28, 1997 (commencement of operations) through March 31, 1997.
(b) For the period from May 7, 1997 (commencement of operations) through March 31, 1998.

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
Notes to Financial Statements -- March 31, 1998

     1. DESCRIPTION. ESC Strategic Funds, Inc. (The "Company") was incorporated in Maryland on November 24, 1993. The Company currently comprises six portfolios; ESC Strategic Income Fund (commencement date May 4, 1994), ESC Strategic Global Equity Fund (commencement date May 12, 1994), ESC Strategic Small Cap Fund (commencement date June 8, 1994), ESC Strategic Appreciation Fund (commencement date July 6, 1994), ESC Strategic Growth Fund (commencement date January 28, 1997), and ESC Strategic Value Fund (commencement date May 7,
1997)(individually a "Fund"; collectively the "Funds"). The Company is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Each Fund, with the exception of ESC Strategic Small Cap Fund, and ESC Strategic Value Fund, operates as a diversified fund. ESC Strategic Small Cap Fund and ESC Strategic Value Fund, operate as non-diversified funds. The Company's Articles of Incorporation authorize the issuance of two classes of common stock designated as Class A and Class D for each Fund. Class A shares are offered with a maximum front-end sales charge of 4.50% which may be reduced or waived in certain cases. Class A shares are also subject to a Service and Distribution Fee calculated at an annual rate of up to 0.25% of the average daily net asset value of Class A shares. Class D shares are offered with a front-end sales charge of 1.50% and are subject to a Service and Distribution Fee at an annual rate of up to 0.75% of the average daily net asset value of Class D shares. The Company's Board of Directors may, in the future, authorize the issuance of additional classes of capital stock for the Funds.

     The Funds' investment objectives are as follows:

          ESC Strategic Income Fund -- To seek a high level of current income with a secondary objective of total return. The Fund seeks to achieve its investment objective by investing primarily in a diversified portfolio of corporate, government and other debt instruments of U. S. issuers.

          ESC Strategic Global Equity Fund -- To seek long-term capital appreciation. The Fund seeks to achieve its investment objective by primarily investing in a diversified portfolio of publicly traded common stocks and securities convertible into or exchangeable for common stock in domestic and international markets.

          ESC Strategic Small Cap Fund -- To seek a high level of capital appreciation. The Fund pursues its objective by investing primarily in equity securities of domestic and foreign issuers.

          ESC Strategic Appreciation Fund -- To seek long-term capital appreciation. The Fund seeks to achieve its investment objective by primarily investing in a diversified portfolio of U.S. based companies publicly traded common stocks and securities convertible into or exchangeable for common stock.

          ESC Strategic Growth Fund -- To seek a high level of capital appreciation. The Fund pursues its objective by investing primarily in equity securities of domestic and foreign issuers believed to offer superior opportunities for growth.

          ESC Strategic Value Fund -- To seek long-term capital appreciation. The Fund pursues its objective by investing primarily in equity securities of domestic and foreign issuers believed to be undervalued.

     2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts and disclosures. Actual results could differ from those estimates.

ESC STRATEGIC FUNDS, INC.
Notes to Financial Statements (continued) -- March 31, 1998

          A. PORTFOLIO VALUATION. Investments in securities are valued at the last sales price on the securities exchange or the NASDAQ National Market System on which such securities are primarily traded or, if there are no trades, at the current bid price, as of 4:15 p.m. eastern time. Over-the-counter securities are valued at the closing bid price. Bonds and other fixed income securities are valued by using market quotations, and may be valued on the basis of prices provided by a pricing service. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Directors. Short-term securities which mature in 60 days or less are valued at amortized cost, if their terms to maturity at purchase were 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term to maturity at purchase exceeded 60 days.

          B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium and accretion of discount on investments, is accrued daily as earned.

          C.  DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS TO
     SHAREHOLDERS. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains.

          For the year ended March 31, 1998, the reclassification arising from permanent book/tax differences resulted in increases (decreases) to the components of net assets as follows:

                                                                             GLOBAL     SMALL
                                                                  INCOME     EQUITY      CAP
                                                                 ---------   -------   --------
    Accumulated undistributed net investment income/(loss).....  $(572,480)  $89,402   $409,168
    Accumulated undistributed net realized gain/(loss) on
      investments..............................................    578,292   (83,503)  (400,895)
    Additional paid-in capital.................................     (5,812)   (5,899)    (8,273)

                                                                  APPRECIATION   GROWTH    VALUE
                                                                  ------------   -------   ------
    Accumulated undistributed net investment income/(loss)......    $218,815     $82,958   $9,218
    Accumulated undistributed net realized gain/(loss) on
      investments...............................................    (213,104)    (46,260)      --
    Additional paid-in capital..................................      (5,711)    (36,698)  (9,218)

          Permanent book/tax differences are primarily attributable to non-deductible organization costs, foreign exchange gains/losses, realized gains on passive foreign investment companies, and net operating losses.

          D. REPURCHASE AGREEMENTS. The Funds may purchase instruments from financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase them at an agreed upon time and price ("repurchase agreements"). The seller under a repurchase agreement is required to maintain the value of the securities subject to the agreement at not less than the repurchase price. Default by the seller would, however, expose the relevant Funds to possible loss because of adverse market action or delay in connection with the disposition of

ESC STRATEGIC FUNDS, INC.
Notes to Financial Statements (continued) -- March 31, 1998

     the underlying obligations. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreements. Accordingly, the Funds could receive less than the repurchase of the sale of collateral securities.

          E. FEDERAL INCOME TAXES. It is the policy of each of the Funds to qualify as a "Regulated Investment Company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to Federal income taxes to the extent that they distribute all of their taxable and tax-exempt income for the fiscal year. The Funds also intend to meet the distribution requirements to avoid the payment of an excise tax. Accordingly, no provision for taxes is recorded.

          F. ORGANIZATIONAL EXPENSES. Costs incurred in connection with the organization and initial registration of the Funds, with the exception of the Growth Fund and Value Fund have been deferred and are being amortized on a straight-line basis over sixty months beginning with each Fund's commencement of operations. In the event any of the initial shares of the Funds are redeemed during the amortization period, the redemption proceeds will be reduced by a pro rata portion of any unamortized organization expenses in the proportion as the number of shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

          G.  DETERMINATION OF NET ASSET VALUE AND CALCULATION OF
     EXPENSES. Expenses directly attributable to a Fund are charged to that Fund. Other expenses of the Company are allocated proportionately among the Funds in relation to the net assets of each Fund or on another reasonable basis. In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are solely borne by the class incurring the expense.

          H. FOREIGN EXCHANGE TRANSACTIONS. The books and records of the Funds are maintained in U.S. dollars; non-U.S. dollar denominated amounts are translated into U.S. dollars as follows with the resultant exchange gains and losses recorded in the Statement of Operations:

             (i) market value of investment securities and other assets and liabilities: at the exchange rate on the valuation date,

             (ii) purchases and sales of investment securities, income and expenses, at the exchange rate prevailing on the respective date of such transactions.

          The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities at period end. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, the Funds do isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations. Such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

          Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, currency gains and losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of the assets and liabilities, other than investments in securities at period end, resulting from changes in the foreign exchange rate.

ESC STRATEGIC FUNDS, INC.
Notes to Financial Statements (continued) -- March 31, 1998

          I. FORWARD FOREIGN EXCHANGE CONTRACTS. A forward foreign exchange contract is a commitment to buy or sell a foreign currency at a future date at a negotiated exchange rate. The Funds bear the market risk which arises from possible changes in foreign exchange values. Risks may arise from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. The gain or loss from the difference between the cost of original contracts and the amount realized upon the closing of such contracts is included in net realized gains on foreign exchange transactions.

          J. OFF-BALANCE SHEET RISK. The Funds may invest in various financial instruments with off-balance sheet risk. These financial instruments include taking positions in foreign currency contracts. During the period the forward contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" such contract on a daily basis to reflect the market value of the contract at the end of the day's trading. When the forward contract is closed, the Fund records a realized gain or loss between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. The Fund's enter into such contracts for the purpose of hedging exposure to change in foreign currency exchange rates on their portfolio holdings. A lack of correlation between the price of the security and the underlying contract could result in a loss to the Funds. At March 31, 1998, the Global Equity Fund had the following open forward foreign currency buy contracts:

     GLOBAL EQUITY FUND

                                                      SETTLEMENT                            UNREALIZED
    AMOUNT/CURRENCY                                      DATE        DELIVER       VALUE      (LOSS)
    ---------------                                   ----------   ------------   -------   ----------
    4,180/German Mark...............................    4/2/98     U.S.$  2,280   $ 2,260    $   (20)
    4,630,495/Japanese Yen..........................    4/2/98           35,297    34,724       (573)
    101,555/Singapore Dollar........................    4/2/98           64,053    62,885     (1,168)
                                                                   ------------   -------    -------
    Total...........................................               U.S.$101,630   $99,869    $(1,761)
                                                                   ============   =======    =======

          K. OTHER. The Funds maintain cash balances with their custodian and receive a reduction of their custody fees and expenses for the amount of interest earned on such uninvested cash balances. For financial reporting purposes for the year ended March 31, 1998, custodian fees and expenses were increased by the amount of the reduction, and a corresponding credit for such reduction was recorded and included in the statement of operations.

     3. RELATED PARTY TRANSACTIONS. Effective January 2, 1998, Equitable Securities Corporation ("ESC"), was acquired by SunTrust Banks, Inc. ("SunTrust"). In connection with the acquisition, ESC was renamed SunTrust Equitable Securities ("STES"). At a special meeting held December 19, 1997, shareholders approved a new Investment Advisory Agreement between the Company and STES or (the "Adviser"). Prior to that date, ESC served as investment adviser to the Funds, and received the same fee rates as follows. The Investment Advisory Agreement provides for the Adviser to be paid a fee calculated and accrued daily and paid monthly at the annual rates of 1.25% of average daily net assets for ESC Strategic Growth Fund and ESC Strategic Value Fund and 1.00% of such net assets for each of the other Funds. The Adviser provides portfolio management supervision and certain administrative, clerical and bookkeeping services for the Company. The Adviser has entered into agreements with various portfolio managers (the "Managers") to provide portfolio management services for the Funds. Equitable Asset Management, a wholly-owned subsidiary of the Adviser, provides portfolio management services for the Small Cap, Growth and Value Funds. The Adviser has retained various other Managers to advise the Global Equity Fund, Income Fund and the remaining assets of the Appreciation

ESC STRATEGIC FUNDS, INC.
Notes to Financial Statements (continued) -- March 31, 1998

Fund. The Adviser pays any fees payable under these agreements with the Managers. For the year ended March 31, 1998, the Adviser voluntarily waived fees of $109,801 for the Growth Fund and $32,150 for the period from May 7, 1997 (commencement of operations) through March 31, 1998 for the Value Fund.

     BISYS Fund Services Limited Partnership d/b/a/ BISYS Fund Services ("BISYS") and BISYS Fund Services, Inc ("BFSI") are each a wholly-owned subsidiary of the BISYS Group, Inc. BISYS serves as Administrator subject to the supervision of the Company's Board of Directors and officers pursuant to the administration agreement (the "Administration Agreement"). The services under the Administration Agreement included day-to-day administration of matters related to the corporate existence of the Company, maintenance of its records, preparation of reports, supervision of the Funds' arrangement with their custodian and assistance in the preparation of the Company's Registration Statement under federal and state laws. Pursuant to the Administration Agreement, BISYS is entitled to a fee calculated and accrued daily and paid monthly at the annual rate of 0.15% of the average daily net assets of each Fund and are accrued daily.

     BFSI serves as transfer agent and fund accountant for the Company. Pursuant to a Transfer Agent Agreement between the Company and BFSI, BFSI provides the Company with transfer and dividend disbursing agent services, for which it received a fee of $15.00 per account per year subject to a required minimum fee of $10,000 for each Fund, plus out-of-pocket expenses. Pursuant to the Fund Accounting Agreement between the Company and BFSI, BFSI assists the Company in calculating net asset values and provides certain other accounting services for each Fund for an annual fee of $30,000 per Fund plus out-of-pocket expenses.

     For the year ended March 31, 1998, BISYS voluntarily waived administration fees of $18,729 for the Growth Fund and for the period from May 7, 1998 through March 31, 1998, $12,870 for the Value Fund.

     STES has voluntarily agreed to reimburse the Funds to the extent that their ratios of expenses to average net assets exceed certain percentages as follows:
Income -- 2.00% (Class A), 2.50% (Class D), Global Equity -- 2.50% (Class A), 3.00% (Class D); Small Cap -- 2.00% (Class A), 2.50% (Class D);
Appreciation -- 2.00% (Class A), 2.50% (Class D); Growth -- 2.00% (Class A), 2.50% (Class D), and Value -- 2.00% (Class A), 2.50% (Class D). Accordingly, STES has reimbursed expenses of the Value Fund in the amount of $28,234, under this voluntary agreement. No reimbursements were necessary for the Appreciation, Global Equity, Small Cap, Income, or Growth Funds.

     Beginning January 1, 1998, BISYS replaced ESC as Distributor for the Funds pursuant to a Distribution Contract. Each Fund has adopted a service and distribution plan ("Plan") with respect to each class of its shares. The Plans provide that Class A shares will pay the Distributor a fee up to an annual rate of 0.25% of the value of average daily net assets of Class A shares in return for financing certain distribution and shareholder service activities related to Class A shares. The Plans provide that Class D shares will pay the Distributor amounts up to an annual rate of 0.75% of the average daily net assets of Class D shares to finance certain distribution and shareholder services activities related to Class D shares.

     During the year ended March 31, 1998, the Income, Global Equity, Small Cap, Appreciation, Growth, and Value Fund paid brokerage commissions of $309, $85,306, $228,380, $109,329, $48,666, and $47,708, to Equitable Securities, a
subsidiary of the Adviser's subsidiary, Equitable Trust Company.

ESC STRATEGIC FUNDS, INC.
Notes to Financial Statements (continued) -- March 31, 1998

     4.  SECURITIES TRANSACTIONS.

          A. PURCHASE AND SALE TRANSACTIONS. The aggregate amount of purchases and sales of investment securities, other than short-term securities, for the year ended March 31, 1998 were as follows:

                                              PURCHASES        SALES
                                             ------------   -----------
Income(a)..................................  $ 32,313,732   $37,486,784
Global Equity..............................    14,163,461    23,752,925
Small Cap..................................   103,116,408    67,414,359
Appreciation...............................    29,687,947    56,348,666
Growth.....................................    30,785,638    11,141,863
Value(b)...................................    15,308,301     2,511,356

     (a) Includes long-term purchases of U.S. government obligations in the amount of $500,469 and sales in the amount of $2,931,992.

     (b) For the period from May 7, 1997 (commencement of operations) through March 31, 1998.

          B. FEDERAL INCOME TAX BASIS. Cost for book and federal income tax purposes were substantially the same as of March 31, 1998. Gross unrealized appreciation and depreciation on investment securities at March 31, 1998, based on cost for Federal income tax purposes is as follows:

                                     GROSS          GROSS           NET
                                   UNREALIZED     UNREALIZED     UNREALIZED
                                  APPRECIATION   DEPRECIATION   APPRECIATION
                                  ------------   ------------   ------------
Income..........................  $   471,109    $  (276,694)   $   194,415
Global Equity...................    4,108,824       (819,044)     3,289,780
Small Cap.......................   42,266,066     (3,266,837)    38,999,229
Appreciation....................   12,291,554       (450,044)    11,841,510
Growth..........................    4,593,654       (757,558)     3,836,096
Value...........................    1,690,126       (306,333)     1,383,793

ESC STRATEGIC FUNDS, INC.
Notes to Financial Statements (continued) -- March 31, 1998

     5. CAPITAL SHARE TRANSACTIONS. The Company is authorized to issue 650 million shares of capital stock with a par value $0.001 each. Transactions in each class of shares of the Funds for the year ended March 31, 1998, and the year ended March 31, 1997, were as follows:

                                                                  YEAR ENDED MARCH 31, 1998
                                                              ----------------------------------
                                                                            GLOBAL       SMALL
                                                                INCOME      EQUITY        CAP
                                                              ----------   ---------   ---------
CLASS A
Beginning Balance...........................................   3,339,466   1,568,551   4,129,592
                                                              ----------   ---------   ---------
Shares Sold.................................................     155,058     102,868   1,661,014
Shares issued in reinvestment of net investment income and
  capital gain distributions................................     131,084     122,744     384,551
Shares redeemed.............................................  (1,181,717)   (692,279)   (613,954)
                                                              ----------   ---------   ---------
Net increase/(decrease) in shares...........................    (895,575)   (466,667)  1,431,611
                                                              ----------   ---------   ---------
Ending Balance..............................................   2,443,891   1,101,884   5,561,203
                                                              ==========   =========   =========
CLASS D
Beginning Balance...........................................     145,898     366,560   1,290,948
                                                              ----------   ---------   ---------
Shares Sold.................................................      17,012      13,339     428,750
Shares issued in reinvestment of net investment income and
  capital gain distributions................................       3,690      61,747     132,655
Shares redeemed.............................................     (84,249)   (206,722)   (151,079)
                                                              ----------   ---------   ---------
Net increase/(decrease) in shares...........................     (63,547)   (131,636)    410,326
                                                              ----------   ---------   ---------
Ending Balance..............................................      82,351     234,924   1,701,274
                                                              ==========   =========   =========

                                                                   YEAR ENDED MARCH 31, 1998
                                                              ------------------------------------
                                                              APPRECIATION    GROWTH     VALUE(A)
                                                              ------------    ------     --------
CLASS A
Beginning Balance...........................................    3,190,643      295,961           0
                                                               ----------    ---------   ---------
Shares Sold.................................................      402,557    1,186,062   1,248,837
Shares issued in reinvestment of net investment income and
  capital gain distributions................................      595,282       48,311      10,945
Shares redeemed.............................................   (2,074,474)     (72,221)    (60,086)
                                                               ----------    ---------   ---------
Net increase/(decrease) in shares...........................   (1,076,635)   1,162,152   1,199,696
                                                               ----------    ---------   ---------
Ending Balance..............................................    2,114,008    1,458,113   1,199,696
                                                               ==========    =========   =========
CLASS D
Beginning Balance...........................................      292,678      135,392           0
                                                               ----------    ---------   ---------
Shares Sold.................................................      154,004      579,982     400,749
Shares issued in reinvestment of net investment income and
  capital gain distributions................................      104,039       24,782       2,786
Shares redeemed.............................................      (75,471)     (28,316)    (10,728)
                                                               ----------    ---------   ---------
Net increase/(decrease) in shares...........................      182,572      576,448     392,807
                                                               ----------    ---------   ---------
Ending Balance..............................................      475,250      711,840     392,807
                                                               ==========    =========   =========

(a) For the period from May 7, 1997 (commencement of operations) through March 31, 1998.

ESC STRATEGIC FUNDS, INC.
Notes to Financial Statements (continued) -- March 31, 1998

                                                                  YEAR ENDED MARCH 31, 1997
                                                              ----------------------------------
                                                                            GLOBAL
                                                                INCOME      EQUITY     SMALL CAP
                                                              ----------   ---------   ---------
CLASS A
Beginning Balance...........................................   3,730,042   1,321,204   1,816,310
                                                              ----------   ---------   ---------
Shares Sold.................................................     676,705     258,134   2,460,003
Shares issued in reinvestment of net investment income and
  capital gain distributions................................     184,080      37,151     109,931
Shares redeemed.............................................  (1,251,361)    (47,938)   (256,652)
                                                              ----------   ---------   ---------
Net increase/(decrease) in shares...........................    (390,576)    247,347   2,313,282
                                                              ----------   ---------   ---------
Ending Balance..............................................   3,339,466   1,568,551   4,129,592
                                                              ==========   =========   =========
CLASS D
Beginning Balance...........................................     145,876     336,540     564,447
                                                              ----------   ---------   ---------
Shares Sold.................................................       8,550      27,967     762,148
Shares issued in reinvestment of net investment income and
  capital gain distributions................................       6,828      10,917      32,655
Shares redeemed.............................................     (15,356)     (8,864)    (68,302)
                                                              ----------   ---------   ---------
Net increase/(decrease) in shares...........................          22      30,020     726,501
                                                              ----------   ---------   ---------
Ending Balance..............................................     145,898     366,560   1,290,948
                                                              ==========   =========   =========

                                                                     YEAR ENDED
                                                                   MARCH 31, 1997
                                                              ------------------------
                                                              APPRECIATION   GROWTH(A)
                                                              ------------   ---------
CLASS A
Beginning Balance...........................................   1,963,842           10
                                                               ---------      -------
Shares Sold.................................................   1,249,192      297,773
Shares issued in reinvestment of net investment income and
  capital gain distributions................................     154,922            0
Shares redeemed.............................................    (177,313)      (1,822)
                                                               ---------      -------
Net increase/(decrease) in shares...........................   1,226,801      295,951
                                                               ---------      -------
Ending Balance..............................................   3,190,643      295,961
                                                               =========      =======
CLASS D
Beginning Balance...........................................     192,247            0
                                                               ---------      -------
Shares Sold.................................................     102,108      135,884
Shares issued in reinvestment of net investment income and
  capital gain distributions................................      12,722            0
Shares redeemed.............................................     (14,399)        (492)
                                                               ---------      -------
Net increase/(decrease) in shares...........................     100,431      135,392
                                                               ---------      -------
Ending Balance..............................................     292,678      135,392
                                                               =========      =======

(a) For the period from January 28, 1997 (commencement of operations) through March 31, 1997.

ESC STRATEGIC FUNDS, INC.
Notes to Financial Statements (continued) -- March 31, 1998

     6. MULTIPLE MANAGER STRATEGY. The Adviser uses the Multiple Manager Strategy for certain of the Funds from time to time. Under this strategy, the Adviser allocates portions of a Fund's assets among multiple specialist Managers with dissimilar investment styles and security selection disciplines. The Adviser monitors the performance of both the total Fund portfolio and of each Manager. The Adviser will reallocate Fund assets among individual Manager's or recommend to the Company that it employ or terminate particular Manager's to the extent the Adviser deems appropriate to achieve the overall objectives of the particular Fund.

     The Managers are as follows:

        ESC Strategic Income Fund -- Llama Asset Management Company, L.P.;
           Cincinnati Assert Management, Inc. and Murray Johnstone International Limited.

        ESC Strategic Global Equity Fund -- GlobeFlex Capital, L.P. and Murray
           Johnstone International Limited.

        ESC Strategic Small Cap Fund -- Equitable Asset Management, Inc.

        ESC Strategic Appreciation Fund -- GlobeFlex Capital, L.P.; Brandes
           Investment Partners, L.P., Scott & Stringfellow Capital Management, Inc. (effective February 27, 1998, Atlantic Capital Management, LLC).

        ESC Strategic Growth Fund -- Equitable Asset Management, Inc.

        ESC Strategic Value Fund -- Equitable Asset Management, Inc.

        Equitable Asset Management, Inc. is an affiliate of the Adviser.

     7. FEDERAL INCOME TAXES. Capital losses and foreign currency losses incurred after October 31, 1997 through March 31, 1998, are deemed to arise on the first business day of the following fiscal year. Such losses may be deferred and treated as occurring on the first day of the following fiscal year. The Income and Growth Fund incurred, and will elect to defer post October foreign currency and post October capital losses of approximately $57,573 and $448,921, respectively. The Income Fund utilized approximately $217,195 of capital loss carryforwards to offset capital gains as provided by the regulations.

     8. ELIGIBLE DISTRIBUTIONS. (Unaudited) For the taxable year ended March 31, 1998, 1.41%, 7.95%, 7.95%, 5.46%, 4.48% and 11.03% of the income dividends paid by the Income Fund, Global Equity Fund, Small Cap Fund, Appreciation Fund, Growth Fund and Value Fund, respectively, qualifies for the dividends received deduction available for corporations.

     The following table presents capital gain dividend distributions from long-term capital gains for the following Funds for the year ended March 31, 1998:

        FUND                                                    AMOUNT
-------------------                                           ----------
ESC Global Equity Fund......................................  $1,537,764
ESC Small Cap Fund..........................................   7,249,294
ESC Appreciation Fund.......................................   7,331,759

ESC STRATEGIC FUNDS, INC.
Financial Highlights

                                                                          INCOME FUND
                                     --------------------------------------------------------------------------------------
                                                          CLASS A                                      CLASS D
                                     --------------------------------------------------   ---------------------------------
                                                                          MAY 4, 1994
                                                                         (COMMENCEMENT
                                       YEAR        YEAR        YEAR      OF OPERATIONS)     YEAR        YEAR        YEAR
                                       ENDED       ENDED       ENDED        THROUGH         ENDED       ENDED       ENDED
                                     MARCH 31,   MARCH 31,   MARCH 31,     MARCH 31,      MARCH 31,   MARCH 31,   MARCH 31,
                                       1998        1997        1996           1995          1998        1997        1996
                                     ---------   ---------   ---------   --------------   ---------   ---------   ---------
Net asset value per share,
  beginning of period..............   $  9.73     $  9.89     $  9.94       $ 10.00        $ 9.73      $ 9.89      $ 9.94
                                      -------     -------     -------       -------        ------      ------      ------
Income from Investment Operations
  Net investment income/(loss).....      0.34        0.60        0.59          0.55          0.28        0.50        0.54
  Net realized and unrealized
    gains/(losses) on
    investments....................      0.44       (0.16)       0.16         (0.05)         0.45       (0.16)       0.16
                                      -------     -------     -------       -------        ------      ------      ------
Total from investment operations...      0.78        0.44        0.75          0.50          0.73        0.34        0.70
                                      -------     -------     -------       -------        ------      ------      ------
Less Dividends and Distributions:
  From net investment income.......     (0.52)      (0.60)      (0.59)        (0.01)        (0.47)      (0.50)      (0.54)
  From realized gains..............        --          --       (0.21)        (0.55)           --          --       (0.21)
                                      -------     -------     -------       -------        ------      ------      ------
Total Dividends and
  Distributions....................     (0.52)      (0.60)      (0.80)        (0.56)        (0.47)      (0.50)      (0.75)
                                      -------     -------     -------       -------        ------      ------      ------
Net asset value per share, end of
  period...........................   $  9.99     $  9.73     $  9.89       $  9.94        $ 9.99      $ 9.73      $ 9.89
                                      =======     =======     =======       =======        ======      ======      ======
    Total Return (excludes sales
      charge)......................      8.18%       3.91%       7.67%         5.30%         7.64%       3.39%       7.11%
Ratios/Supplemental Data:
  Net Assets End of Period (in
    thousands).....................   $24,413     $32,506     $36,891       $32,373        $  823      $1,420      $1,446
  Ratios to Average Net Assets of:
    Net investment income/(loss)...      5.27%       5.49%       5.87%         6.29%*        4.77%       4.99%       5.37%
    Expenses net of waivers/
      reimbursements and expenses
      paid by third parties........      1.87%       1.65%       1.70%         1.85%*        2.37%       2.15%       2.20%
    Expenses before waivers/
      reimbursements and expenses
      paid by third parties........      1.87%       1.70%       1.75%         1.86%*        2.37%       2.21%       2.25%
    Portfolio Turnover Rate........       130%        123%        138%           92%          144%        123%        138%

                                      INCOME FUND
                                     --------------
                                        CLASS D
                                     --------------
                                      MAY 4, 1994
                                     (COMMENCEMENT
                                     OF OPERATIONS)
                                        THROUGH
                                       MARCH 31,
                                          1995
                                     --------------
Net asset value per share,
  beginning of period..............      $10.00
                                         ------
Income from Investment Operations
  Net investment income/(loss).....        0.50
  Net realized and unrealized
    gains/(losses) on
    investments....................       (0.05)
                                         ------
Total from investment operations...        0.45
                                         ------
Less Dividends and Distributions:
  From net investment income.......       (0.01)
  From realized gains..............       (0.50)
                                         ------
Total Dividends and
  Distributions....................       (0.51)
                                         ------
Net asset value per share, end of
  period...........................      $ 9.94
                                         ======
    Total Return (excludes sales
      charge)......................        4.74%
Ratios/Supplemental Data:
  Net Assets End of Period (in
    thousands).....................      $1,241
  Ratios to Average Net Assets of:
    Net investment income/(loss)...        5.73%*
    Expenses net of waivers/
      reimbursements and expenses
      paid by third parties........        2.29%*
    Expenses before waivers/
      reimbursements and expenses
      paid by third parties........        2.31%*
    Portfolio Turnover Rate........          92%

* Annualized.

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
Financial Highlights -- (Continued)

                                                                 GLOBAL EQUITY FUND
                                     --------------------------------------------------------------------------
                                                          CLASS A                                CLASS D
                                     --------------------------------------------------   ---------------------
                                                                          MAY 12, 1994
                                                                         (COMMENCEMENT
                                       YEAR        YEAR        YEAR      OF OPERATIONS)     YEAR        YEAR
                                       ENDED       ENDED       ENDED        THROUGH         ENDED       ENDED
                                     MARCH 31,   MARCH 31,   MARCH 31,     MARCH 31,      MARCH 31,   MARCH 31,
                                       1998        1997        1996           1995          1998        1997
                                     ---------   ---------   ---------   --------------   ---------   ---------
Net asset value per share,
  beginning of period..............   $ 11.66     $ 11.08     $  9.90       $ 10.00        $11.47      $10.95
                                      -------     -------     -------       -------        ------      ------
Income from Investment Operations
  Net investment income/(loss).....        --       (0.04)      (0.04)        (0.05)        (0.13)      (0.10)
  Net realized and unrealized
    gains/ (losses) on
    investments....................      2.37        0.97        1.46         (0.03)         2.44        0.97
                                      -------     -------     -------       -------        ------      ------
Total from investment operations...      2.37        0.93        1.42         (0.08)         2.31        0.87
                                      -------     -------     -------       -------        ------      ------
Less Dividends and Distributions:
  From realized gains..............     (1.97)      (0.35)      (0.24)        (0.02)(a)     (1.97)      (0.35)
                                      -------     -------     -------       -------        ------      ------
Total Dividends and
  Distributions....................     (1.97)      (0.35)      (0.24)        (0.02)        (1.97)      (0.35)
                                      -------     -------     -------       -------        ------      ------
  Net asset value per share, end of
    period.........................   $ 12.06     $ 11.66     $ 11.08       $  9.90        $11.81      $11.47
                                      =======     =======     =======       =======        ======      ======
  Total Return (excludes sales
    charge)........................     22.24%       8.44%      14.41%        (0.84%)       22.09%       7.99%
Ratios/Supplemental Data:
  Net Assets End of Period (in
    thousands).....................   $13,286     $18,282     $14,597       $ 9,213        $2,776      $4,204
  Ratios to Average Net Assets of:
    Net investment income/(loss)...     (0.50%)     (0.40%)     (0.36%)       (0.65%)*      (1.00%)     (0.90%)
    Expenses net of waivers/
      reimbursements and expenses
      paid by third parties........      2.48%       2.25%       2.37%         2.50%*        2.98%       2.78%
    Expenses before waivers/
      reimbursements and expenses
      paid by third parties........      2.48%       2.25%       2.43%         3.22%*        2.98%       2.79%
    Portfolio Turnover Rate........        79%         94%         92%           76%           79%         94%

                                         GLOBAL EQUITY FUND
                                     --------------------------
                                              CLASS D
                                     --------------------------
                                                  MAY 12, 1994
                                                 (COMMENCEMENT
                                       YEAR      OF OPERATIONS)
                                       ENDED        THROUGH
                                     MARCH 31,     MARCH 31,
                                       1996           1995
                                     ---------   --------------
Net asset value per share,
  beginning of period..............   $ 9.82         $10.00
                                      ------         ------
Income from Investment Operations
  Net investment income/(loss).....    (0.09)         (0.07)
  Net realized and unrealized
    gains/ (losses) on
    investments....................     1.46          (0.10)
                                      ------         ------
Total from investment operations...     1.37          (0.17)
                                      ------         ------
Less Dividends and Distributions:
  From realized gains..............    (0.24)         (0.01)(a)
                                      ------         ------
Total Dividends and
  Distributions....................    (0.24)         (0.01)
                                      ------         ------
  Net asset value per share, end of
    period.........................   $10.95         $ 9.82
                                      ======         ======
  Total Return (excludes sales
    charge)........................    14.01%         (1.72%)
Ratios/Supplemental Data:
  Net Assets End of Period (in
    thousands).....................   $3,725         $3,322
  Ratios to Average Net Assets of:
    Net investment income/(loss)...    (0.83%)        (1.51%)*
    Expenses net of waivers/
      reimbursements and expenses
      paid by third parties........     2.87%          2.98%*
    Expenses before waivers/
      reimbursements and expenses
      paid by third parties........     2.96%          3.69%*
    Portfolio Turnover Rate........       92%            76%

(a) Represents distribution in excess of net investment income.
 * Annualized.

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
Financial Highlights -- (Continued)

                                                                   SMALL CAP FUND
                                     --------------------------------------------------------------------------
                                                          CLASS A                                CLASS D
                                     --------------------------------------------------   ---------------------
                                                                          JUNE 8, 1994
                                                                         (COMMENCEMENT
                                       YEAR        YEAR        YEAR      OF OPERATIONS)     YEAR        YEAR
                                       ENDED       ENDED       ENDED        THROUGH         ENDED       ENDED
                                     MARCH 31,   MARCH 31,   MARCH 31,     MARCH 31,      MARCH 31,   MARCH 31,
                                       1998        1997        1996           1995          1998        1997
                                     ---------   ---------   ---------   --------------   ---------   ---------
Net asset value per share,
  beginning of period..............  $  17.55     $ 15.88     $ 11.25       $ 10.00        $ 17.35     $ 15.76
                                     --------     -------     -------       -------        -------     -------
Income from Investment Operations
  Net investment income/(loss).....      0.02       (0.05)      (0.08)        (0.03)         (0.07)      (0.11)
  Net realized and unrealized
    gains/ (losses) on
    investments....................      6.97        2.46        5.19          1.52           6.95        2.44
                                     --------     -------     -------       -------        -------     -------
Total from investment operations...      6.99        2.41        5.11          1.49           6.88        2.33
                                     --------     -------     -------       -------        -------     -------
Less Dividends and Distributions:
  From net investment income.......        --          --          --         (0.24)            --          --
  From realized gains..............     (1.73)      (0.74)      (0.48)           --          (1.73)      (0.74)
                                     --------     -------     -------       -------        -------     -------
Total Dividends and
  Distributions....................     (1.73)      (0.74)      (0.48)        (0.24)         (1.73)      (0.74)
                                     --------     -------     -------       -------        -------     -------
Net asset value per share, end of
  period...........................  $  22.81     $ 17.55     $ 15.88       $ 11.25        $ 22.50     $ 17.35
                                     ========     =======     =======       =======        =======     =======
  Total Return (excludes sales
    charge)........................     40.64%      14.99%      45.88%        15.03%         40.47%      14.59%
Ratios/Supplemental Data:
  Net Assets End of Period (in
    thousands).....................  $126,857     $72,488     $28,840       $ 8,785        $38,274     $22,392
  Ratios to Average Net Assets of:
    Net investment income/(loss)...     (0.18%)     (0.44%)     (0.80%)       (0.43%)*       (0.68%)     (0.96%)
    Expenses net of waivers/
      reimbursements and expenses
      paid by third parties........      1.65%       1.66%       2.00%         2.00%*         2.15%       2.19%
    Expenses before waivers/
      reimbursements and expenses
      paid by third parties........      1.68%       1.74%       2.18%         3.28%*         2.18%       2.29%
  Portfolio turnover rate..........        67%         65%        102%          151%            67%         65%

                                           SMALL CAP FUND
                                     --------------------------
                                              CLASS D
                                     --------------------------
                                                  JUNE 8, 1994
                                                 (COMMENCEMENT
                                       YEAR      OF OPERATIONS)
                                       ENDED        THROUGH
                                     MARCH 31,     MARCH 31,
                                       1996           1995
                                     ---------   --------------
Net asset value per share,
  beginning of period..............   $11.22         $10.00
                                      ------         ------
Income from Investment Operations
  Net investment income/(loss).....    (0.16)         (0.05)
  Net realized and unrealized
    gains/ (losses) on
    investments....................     5.18           1.51
                                      ------         ------
Total from investment operations...     5.02           1.46
                                      ------         ------
Less Dividends and Distributions:
  From net investment income.......       --          (0.24)
  From realized gains..............    (0.48)            --
                                      ------         ------
Total Dividends and
  Distributions....................    (0.48)         (0.24)
                                      ------         ------
Net asset value per share, end of
  period...........................   $15.76         $11.22
                                      ======         ======
  Total Return (excludes sales
    charge)........................    45.19%         14.72%
Ratios/Supplemental Data:
  Net Assets End of Period (in
    thousands).....................   $8,897         $3,367
  Ratios to Average Net Assets of:
    Net investment income/(loss)...    (1.30%)        (0.93%)*
    Expenses net of waivers/
      reimbursements and expenses
      paid by third parties........     2.50%          2.50%*
    Expenses before waivers/
      reimbursements and expenses
      paid by third parties........     2.74%          3.68%*
  Portfolio turnover rate..........      102%           151%

* Annualized.

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
Financial Highlights -- (Continued)

                                                                 APPRECIATION FUND
                                     --------------------------------------------------------------------------
                                                          CLASS A                                CLASS D
                                     --------------------------------------------------   ---------------------
                                                                          JULY 6, 1994
                                                                         (COMMENCEMENT
                                       YEAR        YEAR        YEAR      OF OPERATIONS)     YEAR        YEAR
                                       ENDED       ENDED       ENDED        THROUGH         ENDED       ENDED
                                     MARCH 31,   MARCH 31,   MARCH 31,     MARCH 31,      MARCH 31,   MARCH 31,
                                       1998        1997        1996           1995          1998        1997
                                     ---------   ---------   ---------   --------------   ---------   ---------
Net asset value per share,
  beginning of period..............   $ 14.03     $ 13.02     $ 10.67       $ 10.00        $13.85      $12.91
                                      -------     -------     -------       -------        ------      ------
Income from Investment Operations
  Net investment income/(loss).....      0.02       (0.04)      (0.05)           --         (0.08)      (0.08)
  Net realized and unrealized
    gains/(losses)
    on investments.................      6.02        1.92        2.71          0.73          6.04        1.89
                                      -------     -------     -------       -------        ------      ------
Total from investment operations...      6.04        1.88        2.66          0.73          5.96        1.81
                                      -------     -------     -------       -------        ------      ------
Less Dividends and Distributions:
  From realized gains..............     (4.27)      (0.87)      (0.31)        (0.06)        (4.27)      (0.87)
                                      -------     -------     -------       -------        ------      ------
Total Dividends and
  Distributions....................     (4.27)      (0.87)      (0.31)        (0.06)        (4.27)      (0.87)
                                      -------     -------     -------       -------        ------      ------
Net asset value per share, end of
  period...........................   $ 15.80     $ 14.03     $ 13.02       $ 10.67        $15.54      $13.85
                                      =======     =======     =======       =======        ======      ======
  Total Return (excludes sales
    charge)........................     46.73%      14.25%      25.07%         7.32%        46.76%      13.81%
Ratios/Supplemental Data:
  Net Assets End of Period (in
    thousands).....................   $33,394     $44,767     $25,561       $15,126        $7,384      $4,054
  Ratios to Average Net Assets of:
    Net investment income/(loss)...     (0.40%)     (0.30%)     (0.39%)       (0.04%)*      (0.90%)     (0.78%)
    Expenses net of
      waivers/reimbursements and
      expenses paid by third
      parties......................      1.80%       1.82%       2.00%         2.00%*        2.30%       2.34%
    Expenses before
      waivers/reimbursements and
      expenses paid by third
      parties......................      1.80%       1.84%       2.10%         2.88%*        2.30%       2.36%
  Portfolio turnover rate..........        67%         71%         78%           58%           67%         71%

                                         APPRECIATION FUND
                                     --------------------------
                                              CLASS D
                                     --------------------------
                                                  JULY 6, 1994
                                                 (COMMENCEMENT
                                       YEAR      OF OPERATIONS)
                                       ENDED        THROUGH
                                     MARCH 31,     MARCH 31,
                                       1996           1995
                                     ---------   --------------
Net asset value per share,
  beginning of period..............   $10.63         $10.00
                                      ------         ------
Income from Investment Operations
  Net investment income/(loss).....    (0.09)         (0.03)
  Net realized and unrealized
    gains/(losses)
    on investments.................     2.68           0.72
                                      ------         ------
Total from investment operations...     2.59           0.69
                                      ------         ------
Less Dividends and Distributions:
  From realized gains..............    (0.31)         (0.06)
                                      ------         ------
Total Dividends and
  Distributions....................    (0.31)         (0.06)
                                      ------         ------
Net asset value per share, end of
  period...........................   $12.91         $10.63
                                      ======         ======
  Total Return (excludes sales
    charge)........................    24.50%          6.92%
Ratios/Supplemental Data:
  Net Assets End of Period (in
    thousands).....................   $2,482         $1,693
  Ratios to Average Net Assets of:
    Net investment income/(loss)...    (0.86%)        (0.56%)*
    Expenses net of
      waivers/reimbursements and
      expenses paid by third
      parties......................     2.50%          2.50%*
    Expenses before
      waivers/reimbursements and
      expenses paid by third
      parties......................     2.64%          3.40%*
  Portfolio turnover rate..........       78%            58%

* Annualized.

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
Financial Highlights -- (Continued)

                                                                 GROWTH FUND
                                   -----------------------------------------------------------------------
                                                CLASS A                              CLASS D
                                   ----------------------------------   ----------------------------------
                                                    JANUARY 28, 1997                     JANUARY 28, 1997
                                                     (COMMENCEMENT)                       (COMMENCEMENT)
                                                     OF OPERATIONS)                       OF OPERATIONS)
                                     YEAR ENDED          THROUGH          YEAR ENDED          THROUGH
                                   MARCH 31, 1998    MARCH 31, 1997     MARCH 31, 1998    MARCH 31, 1997
                                   --------------   -----------------   --------------   -----------------
Net asset value per share,
  beginning of period............     $  9.64            $10.00             $ 9.63            $10.00
                                      -------            ------             ------            ------
Income from Investment Operations
  Net investment income/(loss)...        0.01                --              (0.03)               --
  Net realized and unrealized
     gains/(losses) on
     investments.................        4.65             (0.36)              4.63             (0.37)
                                      -------            ------             ------            ------
Total from investment
  operations.....................        4.66             (0.36)              4.60             (0.37)
                                      -------            ------             ------            ------
Less Dividends and Distributions:
  From realized gains............       (0.36)               --              (0.36)               --
Distributions in excess of
  realized gains.................       (0.26)               --              (0.26)               --
                                      -------            ------             ------            ------
Total Dividends and
  Distributions..................       (0.62)               --              (0.62)               --
                                      -------            ------             ------            ------
Net asset value per share, end of
  period.........................     $ 13.68            $ 9.64             $13.61            $ 9.63
                                      =======            ======             ======            ======
  Total Return (excludes sales
     charge).....................       48.92%            (3.60)%            48.33%            (3.70)%
Ratios/Supplemental Data:
  Net Assets End of Period (in
     thousands)..................     $19,942            $2,852             $9,689            $1,304
  Ratios to Average Net Assets
     of:
     Net investment
       income/(loss).............       (0.36)%            0.25%*            (0.86)%           (0.23)%*
     Expenses net of
       waivers/reimbursements and
       expenses paid by third
       parties...................        1.62%             2.00%*             2.12%             2.50%*
     Expenses before
       waivers/reimbursements and
       expenses paid by third
       parties...................        2.45%             5.51%*             2.95%             6.91%*
  Portfolio turnover rate........          86%               14%                86%               14%

* Annualized.

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
Financial Highlights -- (Continued)

                                                                        VALUE FUND
                                                              -------------------------------
                                                                 CLASS A          CLASS D
                                                              --------------   --------------
                                                               MAY 7, 1997      MAY 7, 1997
                                                              (COMMENCEMENT    (COMMENCEMENT
                                                              OF OPERATIONS)   OF OPERATIONS)
                                                                 THROUGH          THROUGH
                                                                MARCH 31,        MARCH 31,
                                                                   1998             1998
                                                              --------------   --------------
Net asset value per share, beginning of period..............     $ 10.00           $10.00
                                                                 -------           ------
Income from Investment Operations
  Net investment income.....................................        0.04             0.01
  Net realized and unrealized gains on investments..........        1.60             1.58
                                                                 -------           ------
  Total from investment operations..........................        1.64             1.59
                                                                 -------           ------
Less Dividends and Distributions:
  From net investment income................................       (0.03)           (0.02)
  From realized gains.......................................       (0.10)           (0.10)
                                                                 -------           ------
Total Dividends and Distributions...........................       (0.13)           (0.12)
                                                                 -------           ------
  Net asset value per share, end of period..................     $ 11.51           $11.47
                                                                 =======           ======
  Total Return (excludes sales charge)......................       16.47%           15.95%
Ratios/Supplemental Data:
  Net Assets End of Period (in thousands)...................     $13,804           $4,505
  Ratios to Average Net Assets of:
     Net investment income/(loss)...........................        0.42%*          (0.13)%*
     Expenses net of waivers/reimbursements and expenses
      paid by third parties.................................        1.56%*           2.06%*
     Expenses before waivers/reimbursements and expenses
      paid by third parties.................................        2.31%*           2.81%*
  Portfolio turnover rate...................................          32%              32%

* Annualized.

See accompanying notes to financial statements.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of ESC Strategic Funds, Inc.:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of ESC Strategic Income Fund, ESC Strategic Global Equity Fund, ESC Strategic Small Cap Fund, ESC Strategic Appreciation Fund, ESC Strategic Growth Fund, and ESC Strategic Value Fund (constituting ESC Strategic Funds Inc., hereafter referred to as the "Funds") at March 31, 1998, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 1998 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
New York, New York
May 19, 1998

                           ESC STRATEGIC FUNDS, INC.
                               3435 STELZER ROAD
                           COLUMBUS, OHIO 43219-8006
                        GENERAL AND ACCOUNT INFORMATION:
                              (800) 261-FUND(3863)

INVESTMENT ADVISER
---------------------

SunTrust Equitable Securities
800 Nashville City Center
Nashville, Tennessee 37219-1743

ADMINISTRATOR AND DISTRIBUTOR
---------------------------------

BISYS Fund Services
3435 Stelzer Road
Columbus, Ohio 43219

COUNSEL
--------

Dechert Price & Rhoads
1775 I Street, N.W.
Washington, D.C. 20006

INDEPENDENT ACCOUNTANTS
---------------------------

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

6/98

ESC Strategic INCOME Fund
ESC Strategic GLOBAL EQUITY Fund
ESC Strategic SMALL CAP Fund
ESC Strategic APPRECIATION Fund
ESC Strategic GROWTH Fund
ESC Strategic VALUE Fund

                                 ANNUAL REPORT
                                 MARCH 31, 1998